Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	CAMTEK LTD
Entity Central Index Key	0001109138
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	29,896,933
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents (Note 3)	$ 18,867	$ 22,185
Short-term deposits	7,160	4,100
Accounts receivable, net (Note 15B)	23,076	25,451
Inventories (Note 4)	18,335	24,355
Due from affiliates (Note 22)	391	388
Other current assets (Note 5)	2,210	3,357
Deferred tax asset (Note 21)	367	110
Total current assets	70,406	79,946
Fixed assets (Note 6)
Cost	28,830	26,580
Less - Accumulated depreciation	13,008	12,003
Fixed assets, net	15,822	14,577
Long-term inventory (Note 4)	7,090	1,954
Long-term deposit (Note 7)	729
Deferred tax asset (Note 21)	107	132
Other assets (Note 8)	304	304
Intangible assets, net (Note 9)	2,971	4,191
Goodwill (Note 9)	1,579	3,653
Total noncurrent assets	12,780	10,234
Total assets	99,008	104,757
Current liabilities
Short-term loan (Note 10)	4,160	3,000
Accounts payable - trade	7,610	6,773
Long-term bank loans - current portion (Note 12)	1,592	1,700
Other current liabilities (Note 11)	13,850	21,568
Total current liabilities	27,212	33,041
Long-term liabilities
Long-term bank loans (Note 12)	500	2,092
Liability for employee severance benefits (Note 13)	710	652
Other long-term liabilities (Note 14)	10,249	9,039
Total noncurrent liabilities	11,459	11,783
Total liabilities	38,671	44,824
Commitments and contingencies (Note 15)
Shareholders' equity (Note 17)
Ordinary shares NIS 0.01 par value, authorized 100,000,000 shares, issued 31,989,309 as of December 31, 2012 and 31,810,340 as of December 31, 2011, outstanding 29,896,933 as of December 31, 2012 and 29,717,964 as of December 31, 2011	133	133
Additional paid-in capital	61,415	61,014
Retained earnings	687	684
Total shareholders' equity before treasury stock	62,235	61,831
Treasury stock, at cost (2,092,376 as of December 31, 2012 and 2011)	(1,898)	(1,898)
Total shareholders' equity	60,337	59,933
Total liabilities and shareholders' equity	$ 99,008	$ 104,757

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Common Stock, par value per share	$ 0.01	$ 0.01
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	31,989,309	31,810,340
Common Stock, shares outstanding	29,896,933	29,717,964
Treasury Stock, shares	2,092,376	2,092,376

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Sales of products	$ 66,929	$ 88,404	$ 70,235
Service fees	17,618	18,624	17,545
Total revenues (Note 19, 20A)	84,547	107,028	87,780
Cost of revenues:
Cost of products sold	35,908	48,039	38,464
Cost of services	11,574	11,549	10,897
Total cost of revenues	47,482	59,588	49,361
Gross profit	37,065	47,440	38,419
Research and development costs	12,916	14,077	12,906
Selling, general and administrative expenses (Note 20B)	21,138	24,341	20,662
Impairment charge in respect of goodwill and other intangible assets	3,031
Total operating expenses	37,085	38,418	33,568
Operating income (loss)	(20)	9,022	4,851
Financial income (expenses), net (Note 20C)	233	(2,900)	(1,478)
Income before income taxes	213	6,122	3,373
Income tax expense (Note 21)	(210)	(744)	(557)
Net income	$ 3	$ 5,378	$ 2,816
Earnings per ordinary share (Note 18):
Basic	$ 0	$ 0.18	$ 0.1
Diluted	$ 0	$ 0.18	$ 0.09
Weighted average number of ordinary shares outstanding:
Basic	29,849	29,557	29,259
Diluted	30,013	30,009	30,360

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Ordinary Shares NIS 0.01 par value [Member]		Treasury stock [Member]	Additional paid-in capital [Member]		Retained earnings (accumulated losses) [Member]
Balance, value at Dec. 31, 2009	$ 51,021	$ 132		$ (1,898)	$ 60,297		$ (7,510)
Balance, shares at Dec. 31, 2009		31,328,119		(2,092,376)
Exercise of share options and RSUs, value			[1]			[1]
Exercise of share options and RSUs, shares		42,240
Share based compensation expense	155				155
Net income	2,816						2,816
Balance, value at Dec. 31, 2010	53,992	132		(1,898)	60,452		(4,694)
Balance, shares at Dec. 31, 2010		31,370,359		(2,092,376)
Exercise of share options and RSUs, value	146	1			145
Exercise of share options and RSUs, shares		439,981
Share based compensation expense	417				417
Net income	5,378						5,378
Balance, value at Dec. 31, 2011	59,933	133		(1,898)	61,014		684
Balance, shares at Dec. 31, 2011	29,717,964	31,810,340		(2,092,376)
Exercise of share options and RSUs, value			[1]			[1]
Exercise of share options and RSUs, shares		178,969
Share based compensation expense	401				401
Net income	3						3
Balance, value at Dec. 31, 2012	$ 60,337	$ 133		$ (1,898)	$ 61,415		$ 687
Balance, shares at Dec. 31, 2012	29,896,933	31,989,309		(2,092,376)

[1]	Less than $ 1 thousand.

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 3	$ 5,378	$ 2,816
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	2,125	2,366	2,262
Impairment charge in respect of goodwill and other intangible assets	3,031
Accrued interest on restricted deposit		7	(7)
Deferred tax benefit	(232)	(36)	(40)
Share based compensation expense	401	417	155
Provision for bad debts, net	167	(2)	324
Revaluation of contingent liabilities and interest expense on liabilities to the OCS	(586)	1,997	1,345
Changes in operating assets and liabilities:
Accounts receivable	2,270	3,451	(10,651)
Inventories	34	(318)	(7,360)
Due to / from affiliates	(3)	(4)	(40)
Other assets	1,147	(787)	(723)
Accounts payable - trade	837	(2,988)	5,267
Other current liabilities	(5,302)	290	6,474
Liability for employee severance benefits	58	26	139
Net cash provided by (used in) operating activities	3,950	9,797	(39)
Cash flows from investing activities:
Restricted deposit		5,175	(5,175)
Investment in long-term deposit	(729)
Investment in short-term deposits	(3,060)	(4,100)
Purchase of fixed assets	(2,035)	(1,064)	(1,686)
Purchase of intangible assets	(222)	(483)	(207)
Net cash used in investing activities	(6,046)	(472)	(7,068)
Cash flows from financing activities:
Increase in bank loans	4,160	6,200	2,668
SELA earn-out payments	(331)	(421)	(220)
Payment to OCS	(289)	(609)	(228)
OCS grant received			215
Repayment of loans	(4,700)	(1,950)	(109)
Share issuance, net		146
Repayment of long-term convertible loan			(1,666)
Net cash (used in) provided by financing activities	(1,160)	3,366	660
Effect of exchange rate changes on cash	(62)	(83)	222
Net (decrease) increase in cash and cash equivalents	(3,318)	12,608	(6,225)
Cash and cash equivalents at beginning of the year	22,185	9,577	15,802
Cash and cash equivalents at end of the year	18,867	22,185	9,577
Supplementary cash flows information:
Cash paid during the year for interest	137	157	126
Cash paid during the year for income taxes	348	495	411
Non-cash transactions:
Transfer of inventory to fixed assets	1,638	1,197	730
Transfer of fixed assets to inventory	$ 788	$ 850	$ 871

General	12 Months Ended
Dec. 31, 2012
General [Abstract]
General
Note 1 - General

A.
Camtek Ltd. ("Camtek"), an Israeli corporation, is a majority owned (56.59%) subsidiary of Priortech Ltd. ("Parent"), an Israeli corporation listed on the Tel-Aviv Stock Exchange. Camtek designs, develops manufactures and markets automatic optical inspection systems ("AOI systems") and related products. Camtek's AOI systems are used for yield enhancement for various applications in the electronic supply chain industry. The main applications along this supply chain are the production of microelectronics, printed circuit boards (PCB) and electronic packaging.

In 2009 the Company completed a transaction to acquire certain assets and liabilities from Printar Ltd. ("Printar"), an Israeli company and signed an agreement to acquire 100% of SELA- Semiconductor Engineering Laboratories Ltd. ("SELA"). The Company applied the revised principles of ASC Topic 805, Business Combinations to these acquisitions.

All of Camtek's activities are conducted in one reportable business segment.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Significant Accounting Policies
Note 2 - Significant Accounting Policies

A.	Principles of consolidation

The accompanying consolidated financial statements, which include the accounts of Camtek and its subsidiaries (collectively "the Company"), are prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"). All material intercompany balances and transactions have been eliminated in consolidation.

B.	Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Such estimates include valuation of accounts receivable, inventories, intangible assets, other long-lived assets, legal contingencies, and contingent consideration among others. These estimates and assumptions are based on management's best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. It is often difficult to accurately estimate the ultimate outcome of a contingent liability. Different variables can affect the timing and amount that management provides for certain contingent liabilities.  The Company's assessments are therefore subject to estimates made by management and its legal counsel. Adverse revision in management estimates of the potential liability could materially impact the Company's financial condition, results of operations or liquidity.

The Company adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.

C.	Foreign currency transactions

The functional currency of the Company and its subsidiaries is the U.S. Dollar. Revenue generated by the Company and its subsidiaries is primarily generated outside of Israel and a majority thereof is received in U.S. Dollars. In addition, materials and components purchased and marketing expenses incurred are either paid for in U.S. Dollars or in New Israeli Shekels ("NIS") linked to changes in the U.S. Dollar/NIS exchange rate. The purchase of materials and components and other operating expenses recorded by a subsidiary in China is incurred in Chinese RMB. A significant portion of the Company's expenses are incurred in Israel and paid for in NIS. Transactions not denominated in U.S. Dollars are recorded upon their initial recognition according to the exchange rate in effect on the date of the transaction. Exchange rate differences arising upon the settlement of monetary items or upon reporting the Company's monetary items at exchange rates different from that by which they were initially recorded during the period, or reported in previous financial statements, are charged to financial income (expenses), net.

D.	Cash equivalents

All highly liquid investments purchased with original maturities of three months or less are considered to be cash equivalents.

E.	Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the outstanding recognized amount and do not bear interest. The allowance for doubtful accounts represents Management's best estimate of the probable loss inherent in existing accounts receivable balances as a result of possible non-collection. In determining the appropriate allowance, Management bases its estimate on information available about specific debtors, including aging of the balance, assessment of the underlying security received, the history of write-offs, relationships with the customers and the overall creditworthiness of the customers.

F.	Inventories

Inventories consist of completed systems, partially completed systems and components and other raw materials, and are recorded at the lower of cost or market. Cost is determined by the moving - average cost method basis.

Inventory write-downs are recorded at the end of each fiscal period for damaged, obsolete, excess and slow-moving inventory. These write-downs, to the lower of cost or market value, create a new cost basis that is not subsequently marked up based on changes in underlying facts and circumstances.

Management periodically evaluates its inventory composition, giving consideration to factors such as the probability and timing of anticipated usage and the physical condition of the items, and then estimates a charge (reducing the inventory) to be provided for slow moving, technological obsolete or damaged inventory. These estimates could vary significantly, from actual requirements based upon future economic conditions, customer inventory levels or competitive factors that were not foreseen or did not exist when the inventory write-downs were established.

Inventory that is not expected to be converted or consumed within the next year is classified as non-current, based on Management's estimates taking into account market conditions.

G.	Fixed assets

Fixed assets are stated at cost less accumulated depreciation, and are depreciated over their estimated useful lives on a straight-line basis.

Annual rates of depreciation are as follows:

Building	2%
Machinery and equipment	10% - 33%
Office furniture and equipment	6% - 20%
Automobiles	15%

Leasehold improvements are amortized by the straight-line method over the shorter of the lease term or the estimated useful economic life of such improvements.

Certain of the Company's finished goods are systems used as demonstration systems, training systems, and for product development in the Company's laboratories ("internal use"). These systems are identical to the systems that Camtek sells in its ordinary course of business. In circumstances where the Company intends to utilize such systems for its internal use, the Company transfers them from inventory to fixed assets. The rationale for the transfer is that the Company does not have the intention to sell these systems in the ordinary course of business but rather expects to use them for its internal use over their expected useful lives. These systems are recorded as fixed assets at cost and depreciated over their useful lives.

H.	Intangible assets

Patent registration costs are recorded at cost and amortized, beginning with the first year of utilization, over its expected useful life.

Intangible assets purchased as part of the business combinations were recorded at their fair value and are amortized based on their remaining estimated useful lives. Acquired in-process research and development (IPR&D) will be amortized starting at the initial date of recording revenues from the associated technology.

I.	Long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to undiscounted future cash flows expected to be generated by the asset.  If the carrying amount of the long lived asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized to the extent that the asset's carrying amount exceeds its fair value (See Note 9).

J.	Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually in accordance with the provisions of FASB ASC Topic 350, Intangibles - Goodwill and Other. The goodwill impairment test is a two step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to an acquisition price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

The Company has set its annual impairment testing date at December 31. As of December 31, 2012, based on the Company's annual impairment test, an impairment charge was recognized (As of December 31, 2011 - no impairment charge was recognized). (See Note 9).

K.	Fair values of financial instruments

The carrying amounts for cash equivalents, short-term deposits, accounts receivable, accounts payable, short-term liabilities to banks and amounts due to/from affiliates approximate fair value because of the short-term duration of those items.

The fair value of the long-term deposit approximates the carrying amount, since it bears floating rate interest at the market rate.

The fair value of long-term liabilities to banks also approximate the carrying amounts, since they bear floating rate interest at rates close to prevailing market rates.

The contingent consideration liabilities relating to the Company's business combinations are measured at fair value at each balance sheet date.

L.	Revenue recognition

The Company recognizes revenue from sales of its products when the products are installed at the customer's premises and are operating in accordance with its specifications, signed documentation of the arrangement, such as a signed contract or purchase order, has been received, the price is fixed or determinable and collectibility is reasonably assured.

In the limited circumstances when the products are installed by a trained distributor acting as an end user, revenue is recognized upon delivery assuming all other criteria for revenue recognition are met.

Service revenues consist mainly of revenues from maintenance contracts and are recognized ratably over the contract period.

The Company implements the provisions of ASU 2009-13, Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements, and therefore for multiple-element arrangements the overall arrangement fee is allocated to each element (both delivered and undelivered items) based on management's best estimate of their selling price where other sources of evidence are unavailable. The Company's multiple deliverables consist of product sales and non-standard warranties. A non-standard warranty is one that is for a period longer than 12 months.

Accordingly, income from a non-standard warranty is deferred as unearned revenue and is recognized ratably as revenue commencing with and over the applicable warranty term.

The Company routinely evaluates its products for inclusion of any embedded software that is more than incidental thereby requiring consideration of ASC Subtopic 985-605, "Software Revenue Recognition".  Based on such evaluation, the Company has concluded that none of its products have such embedded software.

M.	Warranty

The Company records a liability for standard product warranty obligations at the time of sale based upon historical warranty experience. The term of the warranty is generally twelve months.

For the Company's treatment of non-standard warranties, see Note 2(L) - Revenue recognition.

N.	Income taxes

The Company accounts for income taxes in accordance with the asset and liability method whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company provides a valuation allowance to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized uncertain income tax positions are measured at the largest amount that is more than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

O.	Research and development

Research and development costs are expensed as incurred.

P.	Earnings / loss per ordinary share

Basic earnings/loss per ordinary share is calculated using only weighted average ordinary shares outstanding. Diluted earnings per share, if relevant, gives effect to dilutive potential ordinary shares outstanding during the year.  Such dilutive shares consist of incremental shares, using the treasury stock method, from the assumed exercise of share options, warrants and convertible loan. (See Note 18).

For the years ended December 31, 2012, 2011 and 2010, the effect of the exercise of all outstanding Restricted Share Units ("RSUs") is dilutive and has been included in computing dilutive earnings per ordinary share.

For the years ended December 31, 2012 and 2011 the effect of the exercise of some outstanding share options is dilutive and has been included in computing dilutive earnings per ordinary share.

For the year ended December 31, 2010, the effect of the exercise of all outstanding share options is anti-dilutive and has not been included in computing dilutive loss per ordinary share.

Q.	Share-based compensation

The Company accounts for its employee share-based compensation as a cost in the financial statements. All awards are equity classified and therefore such cost is measured at the grant date fair value of the award. The Company estimates share option grant date fair value using the Black-Scholes-Merton option-pricing model. (For details see Note 17).

R.	Fair value measurements

The Company implements the provisions of ASC Topic 820 "Fair Value Measurements and Disclosures" ("ASC 820"). ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for the asset or liability. (For details see Note 23).

S.	Derivative instruments

The Company enters into option contracts and forward exchange agreements in order to reduce its exposure with respect to various commitments in currencies other than the dollar, in connection with expenses in New Israeli Shekels.

The Company does not issue or hold derivative financial instruments for trading purposes, but rather to manage its foreign currency exposure.  Nevertheless, these transactions do not meet all the conditions for hedge accounting and accordingly, the changes in fair value of such instruments are recorded directly to financial income (expenses), net.

The Company's foreign exchange derivative contracts are marked-to-market based on the determined fair value of open contracts at period end. (See Note 16).

T.	Contingent liabilities

A contingency (provision) in accordance with ASC Topic 450-10-05, Contingencies, is an existing condition or situation involving uncertainty as to the range of possible loss to the entity.

A provision for claims is recognized if it is probable (likely to occur) that a liability has been incurred and the amount can be estimated reasonably.

U.	Government-sponsored research and development

The Company records grants received from the Office of the Chief Scientist of the Israeli Ministry of Industry and Trade (the "OCS") as a liability, if it is probable that the Company will have to repay the grants received. If it is not probable that the grants will be repaid, the Company records the grants as a reduction to research and development expenses. Royalties paid to the OCS are recognized as a reduction of the above liability.

The Company accounts for OCS liabilities acquired in business combinations within the confines of debt obligations and as such changes in the liability from period to period, caused by changes to the estimated timing of future repayments and accrued interest, are accounted for prospectively and recorded as financial expenses (income). (See Note 14 and Note 15F)

V.	Recently issued and adopted accounting standards

1.
In September 2011, the FASB issued ASU 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment. This ASU permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit's fair value is less than its carrying amount before applying the two-step goodwill impairment test. If an entity concludes it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it need not perform the two-step impairment test. The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company implemented the provisions of ASU 2011-08 as of January 1, 2012. The adoption of ASU 2011-08 did not have a material effect on the Company's consolidated financial statements.

2.
In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. The Company implemented the provisions of the ASU prospectively as of January 1, 2012. The adoption of ASU 2011-04 in 2012 did not have a material effect on the Company's consolidated financial statements.

W.	New standards and interpretations not yet adopted

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standards are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Company will implement the provisions of ASU 2011-11 as of January 1, 2013.  The Company expects that the adoption of ASU 2011-11 will not have a material effect on its consolidated financial statements.

X.	All amounts in the notes to the financial statements are in thousands unless otherwise stated.

Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Note 3 - Cash and Cash Equivalents

	Interest Rate as of	December 31,
	December 31, 2012	2012	2011
	%	U.S. Dollars
Cash in hand and in banking institutions		13,790	9,339
Deposits	0.25 - 1.75	4,987	12,529
Restricted		90	317

		18,867	22,185

As of December 31, 2012, $90 were restricted against credit lines to banking institutions in Hong Kong (denominated in Hong Kong Dollars).

As of December 31, 2011, approximately $200 were restricted against the Company's foreign exchange derivatives, $90 were restricted against credit lines to banking institutions in Hong Kong (denominated in Hong Kong Dollars), and $27 in Belgium (denominated in Euro).

The Company's cash and cash equivalent balance at December 31, 2012 and 2011 is denominated in the following currencies:

	December 31,
	2012	2011
	U.S. Dollars
US Dollars	13,933	17,449
New Israeli Shekels	1,742	2,077
Euro	1,476	669
Chinese RMB	1,149	1,243
Other currencies	567	747

	18,867	22,185

Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories
Note 4 - Inventories

	December 31,
	2012	2011
	U.S. Dollars
Components	12,313	13,323
Systems partially completed	6,658	6,654
Completed systems, including systems at customer
locations not yet sold	6,454	6,332

	25,425	26,309

Inventories are presented in:

	December 31,	December 31,
	2012	2011
	U.S. Dollars
Current assets	18,335	24,355
Long-term assets	7,090	1,954

	25,425	26,309

Long-term Inventory:

At December 31, 2012, $7,090 of the Company's inventory is in excess of requirements for the year 2013 based on Management's estimate and the recent level of sales (at December 31, 2011- $1,954). A portion of this long-term inventory is comprised of spare parts. The Company's policy is to keep components to provide support and service to systems sold by it to its customers over the past years (usually the support is over a period of seven to ten years) until the Company announces it will not continue to support certain systems. Therefore, this inventory is usually consumed over longer periods than inventory held for sale, and as such the respective amount that is not expected to be consumed in the next year is classified as non-current. Management believes that this amount will be utilized according to its forecasted sales. Management believes no loss will be incurred on its disposition.

The remaining portion of long-term inventory consists of DMD and SELA components and systems which in Management's estimation will not be sold in the current period. Management believes that this amount will be utilized according to its forecasted sales. Management believes no loss will be incurred on its disposition.

As of December 31, 2012, based on the Company's assessment of the weak market for SELA products, an obsolescence provision was made in the amount of $1,420 against a portion of the SELA inventory, related to older product lines. The provision is recorded in the costs of products sold line item in the consolidated statement of operations. This provision creates a new cost basis that is not subsequently marked up based on changes in underlying facts and circumstances.

Other Current Assets	12 Months Ended
Dec. 31, 2012
Other Current Assets [Abstract]
Other Current Assets
Note 5 - Other Current Assets

	December 31,
	2012	2011
	U.S. Dollars
Due from Government institutions	501	1,537
Income tax receivables	97	132
Due from employees	48	73
Prepaid expenses	427	472
Advances to suppliers	340	31
Deposits for operating leases	151	339
Other	646	773

	2,210	3,357

Fixed Assets, Net	12 Months Ended
Dec. 31, 2012
Fixed Assets, Net [Abstract]
Fixed Assets, Net
Note 6 - Fixed Assets, net

	December 31,
	2012	2011
	U.S. Dollars
Land	863	863
Building	10,230	10,224
Machinery and equipment	9,721	8,930
Office furniture and equipment	6,680	5,267
Automobiles	99	151
Leasehold improvements	1,237	1,145

	28,830	26,580
Less accumulated depreciation	13,008	12,003

	15,822	14,577

Depreciation expenses for the years ended December 31, 2012, 2011 and 2010 amounted to $1,640,  $1,911, and $1,862, respectively.

In accordance with agreements signed in August 2010 and August 2011 with Bank Leumi L'Israel and in August 2011 with Bank Mizrahi, a lien has been placed on the Company's facility in Israel. See Note 15(D) and Note 15(E).

Long Term Deposit	12 Months Ended
Dec. 31, 2012
Long Term Deposit [Abstract]
Long Term Deposit
Note 7 - Long-Term Deposit

In October 2012, the Company was required to post an appeal bond of $729 with the United States District Court for the District of Minnesota ("the Court"), in order to stay collection of the judgment pending resolution of the appeal. The bond accrues interest at the US Treasury Bill daily rate. See Note 15(C).

Other Assets	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
Other Assets	Note 8 - Other Assets
	December 31,
	2012	2011
	U.S. Dollars

Deposits for operating leases	304	304

Goodwill and Intangible Assets, net	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets, net [Abstract]
Goodwill and Intangible Assets, net
Note 9 - Goodwill and Intangible Assets, net

A.	Goodwill

	December 31,
	2012	2011
	U.S. Dollars
Gross goodwill	3,653	3,653

Accumulated impairment losses	(2,074)	-

Net goodwill	1,579	3,653

1.
During the fourth quarter of 2012, due to delays in the development activity of GreenJet during the year, the Company reviewed the business outlook of the digital material deposition (DMD) project, made certain personnel changes and decided to delay its marketing efforts which resulted in an impairment of the Company's goodwill and IPR&D with respect to DMD. As of December 31, 2012, based on the Company's impairment test, the carrying amount was greater than the fair value of the reporting unit (as determined using the present value of future cash flows) and the carrying amount of the reporting unit's goodwill exceeded the implied value of that goodwill, resulting in an impairment charge of $575 in respect of the goodwill recorded in the Printar acquisition (see also Note 9B). The impairment charge was recorded in a separate line item within operating expenses in the consolidated statement of operations.

2.
During the fourth quarter of 2012, due to certain developments in business and in research and development activity of the Xact project during the year, the Company reviewed the business outlook of the project, made certain personnel changes and decided to cease its marketing efforts of the legacy product, which resulted in an impairment of the Company's goodwill with respect to SELA. As of December 31, 2012, based on the Company's impairment test, the carrying amount was greater than the fair value of the reporting unit (as determined using the present value of future cash flows) and the carrying amount of the reporting unit's goodwill exceeded the implied value of that goodwill, resulting in an impairment charge of $1,499 in respect of the goodwill recorded in the SELA acquisition.  The impairment charge was recorded in a separate line item within operating expenses in the consolidated statement of operations.

As of December 31, 2011, based on the Company's annual impairment test, no impairment charge was recognized for the goodwill of either acquisition.

B.	Intangible assets, net

	December 31,
	2012	2011
	U.S. Dollars
Patent registration costs	1,663	1,441
IPR&D	1,002	1,002
Technology	2,854	2,854
Customer relationships	45	45

Intangible assets at cost	5,564	5,342

Accumulated amortization and impairment	2,593	1,151

Total intangible asset, net	2,971	4,191

Patent registration costs are amortized over their estimated useful life of 10 years. Customer relationships and the Legend technology are amortized over their estimated useful lives of 5 years. The remaining technologies are amortized over their estimated useful lives of 10-12 years.

Amortization expense for the years ended December 31, 2012, 2011 and 2010 amounted to $485, $455 and $400, respectively. The amortization expense for 2012 includes the write-off of patents with a net value of $28 which were abandoned (in 2011 and 2010 - $24 and $0, respectively).

In 2012, the Company recorded an impairment charge of $957 with respect to the acquired IPR&D based on the annual impairment test (as determined using the present value of future cash flows). (see also Note 9A). The impairment charge was recorded in a separate line item within operating expenses in the consolidated statement of operations. Based on the Company's impairment tests in 2011 and 2010, no impairment charge was recognized.

As of December 31, 2012, the estimated amortization expenses of intangible assets for the years 2013 to 2017 is as follows:

Year ending December 31,	U.S. Dollars
2013	415
2014	369
2015	331
2016	321
2017	312
1,748

Short Term Loan	12 Months Ended
Dec. 31, 2012
Short Term Loan [Abstract]
Short Term Loan
Note 10 - Short-Term Loan

In 2012 the Company received various short-term loans totaling $4,160 from Bank Mizrahi and Bank Leumi L'Israel. The loans are each for up to twelve months and accrue interest in the range of Libor + 3% to Libor + 3.5%.

In August and December 2011 the Company received short-term loans of $1,500 each from Bank Mizrahi and Bank Leumi L'Israel. The loans were for periods of nine months and twelve months, respectively and accrue interest at a rate of Libor + 3.70% and Libor + 3.8%, respectively. These loans were fully repaid in accordance with the original terms.

Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Other Current Liabilities [Abstract]
Other Current Liabilities
Note 11 - Other Current Liabilities

	December 31,
	2012	2011
	U.S. Dollars
Accrued compensation and related benefits	5,478	6,235
Government institutions	539	691
Income tax payables	325	400
Current maturities of OCS liability (1)	209	485
Current maturities of contingent consideration (1)	335	2,475
Accrued warranty costs	1,150	1,637
Commissions	1,895	2,358
Advances from customers and deferred revenues	1,843	2,186
Accrued expenses	2,076	5,101

	13,850	21,568

Changes in the product warranty obligation are as follows:

	December 31,
	2012	2011	2010
	U.S. Dollars
Beginning of year	1,637	1,494	595
New warranties	2,159	3,179	2,404
Reductions	(2,646)	(3,036)	(1,505)

Balance at end of year	1,150	1,637	1,494

(1)	See also Note 14 - Other long-term liabilities

Long-term loans	12 Months Ended
Dec. 31, 2012
Long-term loans [Abstract]
Long-term loans
Note 12 - Long-term loans

In August 2010, the Company received a long-term loan from Bank Leumi L'Israel in the amount of $1,300. The long-term loan is subject to certain financial covenants. See also Note 15(D).

The loan bears interest of Libor + 2.875% per annum. It is to be repaid in quarterly payments (principal and interest) over three years.

In December 2011, the Company received a further long-term loan from Bank Leumi L'Israel in the amount of $1,200. The long-term loan is subject to identical covenants to the loan described above.

The loan bears interest of Libor + 3.8% per annum. It is to be repaid in quarterly payments over two years.

In August 2011, the Company received a long-term loan from Bank Mizrahi in the amount of $2,000. The long-term loan is subject to certain financial covenants. See also Note 15(E).

The loan bears interest of Libor + 4.0% per annum. It is to be repaid in quarterly payments (principal and interest) over three years.

Principal repayments of the Company's long-term loans subsequent to December 31, 2012 are as follows:

U.S. Dollars
2013	1,592
2014	500

2,092

Liability for Employee Severance Benefits	12 Months Ended
Dec. 31, 2012
Liability for Employee Severance Benefits [Abstract]
Liability for Employee Severance Benefits
Note 13 - Liability for Employee Severance Benefits

Under Israeli law and labor agreements the Company is required to pay severance payments to each employee who was employed by the Company for over one year and has been terminated by the Company or resigned under certain specified circumstances.

1.
The liability in respect of most of its employees is discharged by participating in a defined contribution pension plan and making regular deposits with a pension fund or by individual insurance policies. The liability deposited with the pension fund is based on salary components as prescribed in the existing labor agreement.  The custody and management of the amounts so deposited are independent of the companies and accordingly such amounts funded (included in expenses on an accrual basis) and related liabilities are not reflected in the balance sheet.

2.	The liability for severance pay which is not covered by the contribution plan amounted to $710 and $652 as of December 31, 2012 and 2011, respectively.

3.	Severance pay expenses were $1,104, $1,073, and $895 in 2012, 2011 and 2010, respectively.

Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2012
Other Long-Term Liabilities [Abstract]
Other Long-Term Liabilities
Note 14 - Other Long-Term Liabilities

	December 31,
	2012	2011
	U.S. Dollars
Liability for contingent consideration in respect of
business combinations (1)	4,968	4,412
Liability to OCS, mainly in respect of business combinations (2)	5,281	4,627

	10,249	9,039

(1)
In accordance with ASC Topic 820 (Statement 157), the Company's liabilities for contingent consideration in respect of the acquisitions of Printar and SELA (see Note 23) are measured at fair value using Level 3 inputs.

(2)
Of the total long-term liability to OCS, $4,683 is in respect of the acquisitions of Printar and SELA. As of December 31, 2012 and 2011, only the accretion of time value had affected the remaining liabilities to the OCS resulting from the acquisitions, net of royalty repayments made to the OCS.  The effective interest rate used in the capitalization of the liabilities to the OCS in respect of the acquisitions of Printar and SELA as of December 31, 2012 were 16% and 20%, respectively. (As of December 31, 2011, 20% for both Printar and SELA).

The remaining $598 of the liability to OCS is in respect of new grants received in 2010 and 2009.

See Note 11 for current maturities of liability for contingent consideration and liability to OCS.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 15 - Commitments and Contingencies

A.	Operating leases

The Company's subsidiaries have entered into various non-cancelable operating lease agreements, principally for office space. In 2010, the Company entered into a new framework agreement for non-cancelable operating leases for vehicles for a period of 36 months.

As of December 31, 2012, minimum future rental payments under such non-cancelable operating leases are as follows:

Year Ending December 31,	U.S. Dollars

2013	1,905
2014	922
2015	327
Thereafter	2

3,156

Aggregate office rent expenses amounted to $979, $968, and $1,043 in 2012, 2011 and 2010, respectively.

B.	Allowance for doubtful debts

The following is a summary of the allowance for doubtful accounts related to accounts receivable for the years ended December 31:

	Balance at				Balance at
	beginning		Reversal of	Write-off of	end of
	of period	Provision	provision	provision	period
		U.S. Dollars
2010	4,026	324	-	(496)	3,854
2011	3,854	357	(359)	(1,625)	2,227
2012	2,227	307	(140)	(1,071)	1,323

C.	Litigation

1.
On July 14, 2005, a lawsuit was filed against the Company in the United States District Court for the District of Minnesota ("Court") by one of the Company's competitors in the field of semiconductor wafer inspection equipment, August Technology Corporation (today Rudolph Technologies Inc., hereinafter "Rudolph", after August Technology's acquisition by Rudolph).  This suit alleged that the Company's Falcon inspection system infringed Rudolph's U.S. Patent No. 6,826,298 ("'298 Patent") and sought injunctive relief and damages. On March 6, 2009, a jury verdict in favor of Rudolph was rendered in this action, awarding Rudolph damages of approximately $6.8 million for the Company's sales of its Falcon products in the United States.  On August 28, 2009, the Court entered judgment ordering the Company to pay the jury award, and an additional $1.2 million in prejudgment interest. The Court also issued an injunction ("Injunction") prohibiting future sales and marketing of the Falcon product in the United States.  On January 7, 2011, the Court found that Rudolph was entitled to an additional $646 in damages for Falcon sales which occurred after the time period considered by the jury.

The Company appealed the Court's judgment to the United States Court of Appeals for the Federal Circuit on August 10, 2010, and posted a bond with the Court to stay collection of the judgment pending resolution of the appeal. On August 22, 2011, the Court of Appeals for the Federal Circuit found that the Minnesota trial court had erred in its instructions to the jury regarding the construction/meaning of a material claim term in the asserted '298 Patent and vacated the finding of infringement, the damages award and the Injunction. The Court of Appeals remanded the case to the Court for a limited trial based on a corrected claim construction.   If the jury finds that the Company infringes the '298 Patent, the Court could re-enter the original award of $8,023, which will also bear interest commencing as of the original judgment through a final judgment on the retrial. The parties are awaiting a trial date.

Although it is difficult to predict the outcome of this patent infringement case the Company believes that it has strong legal position in the remanded trial post the Federal Circuit decision, and intends to continue to vigorously defend it in the District Court and in the Court of Appeals, if required. The total range of loss for this case is between $0 to $8.2 million (excluding interest) with respect to which the Company has not recorded any accruals.

On March 9, 2011, in conjunction with the '298 Patent infringement case, Rudolph filed a motion for contempt seeking approximately $1.2 million and unspecified attorneys' fees for alleged contempt of the Court's Injunction due to certain post verdict sales of Falcon systems.

On March 26, 2012, the Court issued an Order adopting the Magistrate Judge's Report and Recommendation issued August 11, 2011, on contempt and damages in a sum of $1,292. The Magistrate Judge also awarded Rudolph with $71 in attorney fees. The Court held that some of the Company's communications made during 2009 related to the eventual sale of some of its Falcon systems in Asia, were prohibited by the Injunction that was then in place (as mentioned above, the Injunction was vacated by the U.S. Court of Appeals for the Federal Circuit in August 2011). On April 10, 2012 Chief Judge Davis excused himself stating that he could no longer be "fair and impartial". On April 17, 2012 the Company filed a Rule 60 motion requesting that the contempt judgment be set aside for lack of due process. The New District Judge reduced the amount of sanctions award by half. The new judge denied the Company's request for a jury trial on contempt and sanctions. The Company has taken steps to appeal the sanctions award and submitted its opening appeal brief on November 30, 2012. The Company deposited $729 with the Court as a bond while the appeal is pending. Although it is difficult to predict the outcome of this litigation, the Company believes that it has strong arguments against the current residual award of $646 and intends to vigorously continue the proceedings it initiated at the Court of Appeals in order to overturn this award. The total range of loss for this case is between $0 to $650 (excluding interest) in excess of amounts already accrued by the Company.

2.
On December 27, 2011, Rudolph filed, but did not serve, a complaint in the Court charging the Company with infringement of Rudolph's U.S. Patent 7,779,528 ("'528 Patent") relating to semiconductor wafer inspection technology similar to that described in the '298 Patent.  On January 19, 2012, the Company filed a reexamination request with the U.S Patent and Trademark Office ("PTO") seeking reexamination of the '528 Patent. The PTO granted the reexamination request and preliminarily found that 18 claims were invalid. This PTO decision is not final and could change. On April 13, 2012, Rudolph served the '528 suit and agreed to stay the case until the completion of the reexamination. The parties presented the Court with a joint motion to stay the case. The Court has agreed to stay the case for 90 days at a time. The parties must reapply at the end of each stay period for a further stay. The case remains stayed at present. As Rudolph did not demand a specific dollar amount (but an accounting for damages and an injunction against infringing activity), the Company is unable to estimate the possible range of loss in this case and the effect on the Company's activities and results of operation, if any.

3.
On November 1, 2010, a lawsuit was filed by Fish & Richardson P.C. ("F&R") in the United States District Court for the District of Minnesota (Civil Action No. 10-4436) against us. The lawsuit arose from F&R's representation of Camtek in the '298 patent action against it by Rudolph Technologies Inc., referred to above. F&R alleged that Camtek owed it approximately $2.25 million in unpaid attorney's fees arising from F&R's representation of Camtek at this trial level proceeding. Camtek disputed this claim, asserting that F&R inflated its fees by defending the matter inefficiently, and that F&R charged fees which were substantially beyond the estimated legal costs provided to Camtek periodically in advance of incurring such fees. On May 7, 2012, the parties mutually agreed to settle and released all claims regarding this dispute.

D.	Agreement with Bank Leumi L'Israel

In connection with the issuance of an appeal bond, in August 2010 the Company signed an agreement with Bank Leumi L'Israel, according to which the Bank provided a bank guarantee in the amount of $8,925 in order to support the appeal bond, which was issued by a surety company in the United States, together with a long-term loan of approximately $1,300  (see Note 12 - Long-term loan).  In addition, the Company received short-term loans in the amount of approximately $1,400 and factoring facilities of additional $1,300. As of December 31, 2012 these factoring facilities have not been utilized. The Company's obligations to the Bank were secured by a lien on its facility in Israel, restricted deposits in the amount of approximately $5,200 and a floating charge on its assets.

Following the Company's successful appeal in the infringement dispute with Rudolph, the appeal bond was officially released in September 2011. As such, the Bank ceased to provide the guarantee and the restrictions were removed from the deposits.

In addition, the Company signed a covenant agreement with the Bank, amended in December 2011, which requires it to comply with the following financial covenants:

•	On December 31 each year, the following covenants will be met:

1)	Adjusted shareholders' equity will be not less than 50% of the total balance sheet.(1)

2)	Adjusted shareholders' equity will be not less than $40,000. (1)

3)	Total annual sales will be not less than $60,000.

4)	From the date of the agreement, operating profits (EBITDA) will be positive.

(1)
Adjusted shareholders' equity is defined in the agreement as shareholders' equity as presented in the financial statements, minus deferred expenses, intangible assets, and balances due from affiliates.

•	At the end of each quarter, the Company's cash balance will be not less than $11,500, including deposits and liens to Bank Leumi.

•	Total foreign assets of the Company at the end of each quarter will be greater than their total debts and liabilities.

•	The ratio of debt to banks to open receivables should be not greater than 70% at the end of each quarter.

•	No lien may be placed on any of its subsidiaries' assets without prior written approval from the Bank.

In addition, the Company made a commitment not to significantly change its majority shareholders without prior written permission from the Bank. Similarly, the Company committed not to perform a merger without written permission from the Bank.

As of December 31, 2012 and 2011, the Company was in full compliance with the amended financial covenants.

In accordance with the updated agreements, the Company's obligations to both Bank Leumi and Bank Mizrahi are secured pari passu by a lien on its facility in Israel and a fixed and floating charge on its assets.

E.	Agreement with Bank Mizrahi

In July 2011 the Company signed an agreement with Bank Mizrahi for a credit facility (see Notes 10, 12). The Company's obligations to the Bank were secured by a lien on its facility in Israel and a floating charge on its assets. In addition, the Company signed a covenant agreement with the Bank which requires it to comply with the following financial covenants:

At any time prior to the complete repayment of the credit, the Company is required to ensure:

•	The ratio of customers' balances and cash balances to its credit facilities including guarantees will not be less than 150%.

•	The ratio of the Company's credit facilities including guarantees to the total balance sheet will not exceed 20%.

•	Shareholders' equity will not be less than 40% of the total balance sheet.

•	Shareholders' equity will not be less than $40,000.

In the event that the Company is in breach of any of the covenants by no more than 10% it will be given two financial quarters to achieve compliance.

As of December 31, 2012 and 2011 the Company was in full compliance with these financial covenants.

F.	Chief Scientist

Through its acquisition of Printar and SELA, the Company participates in programs sponsored by the Israeli government for the support of research and development activities. The Company is committed to pay amounts to the Chief Scientist (OCS) at rates of 3.5% of the sales of products resulting from this research and development, up to an amount equal to 100% of the grants received by the Company, and for grants received after January 1, 1999 also bearing interest at the rate of LIBOR.

The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required.

As of December 31, 2012 the amount of non-repaid grants received including interest accrued, in respect of Printar and SELA, amounted to $5,660 and $2,590, respectively (December 31, 2011 - $5,450  and $2,750 , respectively). The liabilities to the OCS were recorded at fair value as part of the purchase price allocation related to the acquisition of Printar and SELA and as of December 31, 2012 amounted to $2,989  and $1,903 , respectively (December 31, 2011 - $2,643 and $1,871 , respectively). (See Note 14 - Other long-term liabilities).

In 2009 and 2010, the Company received further grants in the amount of $598 from the OCS in connection with the research and development activities related to the Printar acquisition.

G.	Dispute with Chief Scientist

A dispute has arisen between the Company and the OCS in Israel in the amount of approximately $700, including accrued interest, regarding the royalty rate to be paid in respect of certain of the Company's  products, the manufacturing and assembly of which has been moved to a foreign subsidiary.

Management, based on an opinion of its legal advisors, believes that the probability of an unfavorable resolution to this dispute is less than 50%. Accordingly, no accrual has been recorded in the financial statements in respect of this matter.

H.	Outstanding Purchase Orders

As of December 31, 2012, the Company has purchase orders of $7,938 (2011 - $13,256) which mainly represent outstanding purchase commitments for inventory components ordered by the Company in the normal course of business.

Concentration of Risk and Financial Instruments	12 Months Ended
Dec. 31, 2012
Concentration of Risk and Financial Instruments [Abstract]
Concentration of Risk and Financial Instruments
Note 16 - Concentration of Risk and Financial Instruments

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash equivalents, short-term bank deposits and trade receivables. The Company's cash equivalents are maintained with multiple high-quality institutions and the composition and maturities of investments are regularly monitored by management.

The Company relies on single source and limited source suppliers and subcontractors for a number of essential components and subsystems of its products. The Company does not have agreements with all of these suppliers and subcontractors for the continued supply of the components or subsystems they provide. An interruption in supply from these sources would disrupt production and adversely affect the Company's ability to deliver products to its customers, which could have an adverse effect on the Company's business, revenues and results of operations.

The trade receivables of the Company are derived from sales to a large number of customers, primarily large industrial corporations located mainly in Asia, the United States and Europe. The Company generally does not require collateral: however, in certain circumstances, the Company may require a letter of credit, other collateral or additional guarantees. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. The Company performs ongoing credit evaluations of its customers.

The carrying amounts of financial instruments approximate fair value.

Liquidity:

The Company anticipates that its existing resources and cash flows from operations will be adequate to satisfy its liquidity requirements through calendar year 2013. If available liquidity will not be sufficient to meet the Company's operating and loan obligations as they come due, Management's plans include pursuing alternative financing arrangements or reducing expenditures as necessary to meet the Company's cash requirements throughout 2013. See also Note 15 (D) and Note 15 (E).

Derivative Instruments

The Company enters into foreign exchange instruments to manage its U.S. Dollar to NIS currency exchange risks. The terms of all of these currency instruments are less than one year. The notional amounts and fair value of derivatives as of December 31, 2012 are:

	Notional amount	Fair value
	U.S. Dollars

Options

Buy put options (Buy dollars and Sell NIS)	3,100	81

Sell call options (Sell dollars and Buy NIS)	3,100	(7)

The fair value of the instruments generally reflects the estimated amounts that the Company would receive or pay upon termination of the contracts at the reporting date.

The Company's derivative instruments are measured at fair value on the measurement date using Level 2 inputs.

Such instruments had a combined fair value gain of $608 and loss of $(819) for the years ended December 31, 2012 and 2011, respectively, based on quotations from financial institutions. The Company does not apply hedge accounting. Gains /losses on these instruments are recognized in the consolidated statement of operations.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 17 - Shareholders' Equity

A.	General

The Company shares are traded on the NASDAQ National Market under the symbol of CAMT, and also listed and traded on the Tel-Aviv stock exchange.

B.	Purchase of Ordinary Shares

On September 17, 2001, the Company announced that the Board of Directors authorized a share repurchase program to acquire up to $3,000 of the Company's ordinary shares from time to time in open market transactions. During September 2001, the Company purchased 250,000 ordinary shares at a cost of $592 and during 2002 the Company purchased 761,619 ordinary shares at a total cost of $401 in connection with such program.

In 2008, the Board of Directors authorized a further share repurchase program Repurchases will not exceed a total aggregate price of $2,000. In 2008 1,080,757 shares were repurchased for an aggregate price of $905.

C.	Stock Option Plan

As of December 31, 2012, the Company has five stock option plans for employees and directors. Future options will be granted only pursuant to the 2003 Share Option Plan described below.

In October 2003, the Company adopted a stock option plan (the Plan) pursuant to which the Company's Board of Directors may grant stock options to officers and key employees. The total number of options which may be granted to directors, officers, employees and consultants under this plan, is limited to 1,598,800 options. Stock options can be granted with an exercise price equal to or less than the stock's fair market value at the date of grant. All stock options have 10-year terms and vest and become fully exercisable after 2 or 4 years from the date of grant.

As of December 31, 2012, there are 108,041 additional options available for grant under the Plan. The fair value of each option award is estimated on the date of grant using the Black-Scholes-Merton option-pricing model that used the weighted average assumptions in the following table. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

	2012 Grant	2011 Grant

Dividend yield	0	0
Expected volatility	63%	63%-65%
Risk-free interest rate	0.84%-0.92%	1.6%-2.8%
Expected life (years)	6.2-6.4	6
Vesting period (years)	2-4	2-4

In the years ending December 31, 2012 and 2011,  134,010 and 846,804 options were granted, respectively. No options were granted during the year ended December 31, 2010. The total intrinsic value of options exercised during the years ended December 31, 2012, 2011 and 2010 was $0.00, $0.00 and $0.00 respectively. The total intrinsic value of options vested at December 31, 2012 was $0.00.

The total stock option compensation expense amounted to $329, $297, and $26 in 2012, 2011 and 2010, respectively.

As of December 31, 2012, there was $789 of total unrecognized compensation cost related to nonvested share-based compensation arrangements. That cost is expected to be recognized over a weighted-average period of 3.14 years.

Share option activity during the past three years is as follows:

	Year Ended December 31,
	2012		2011		2010
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	Of	exercise
	shares	price US$	shares	price US$	Shares	price US$
Outstanding at January 1	1,234,199	3.31	489,701	3.21	537,301	3.15
Granted	134,010	1.60	846,804	3.35	-	-
Forfeited	(173,124)	3.11	(53,400)	3.35	(47,600)	2.99
Exercised	-	-	(48,906)	2.98	-	-

Outstanding at year end	1,195,085	3.15	1,234,199	3.31	489,701	3.21

Vested at year end	395,395	3.29	412,395	3.26	480,701	3.19

			Weighted	Aggregate
	Number	Weighted	Average	intrinsic
	of	average	Remaining	Value (in
	shares	exercise	Contractual	US$
	outstanding	price US$	term (years)	thousands)

Outstanding as of December 31, 2012	1,195,085	3.15	6.25	80

Vested and expected to vest at December 31, 2012	1,099,478	3.15	6.25	-

Exercisable at December 31, 2012	395,395	3.29	1.71	-

The following table summarizes information about share options at December 31, 2012:

		Weighted
		average	Weighted		Weighted
		remaining	average		average
Range of	Number	contractual	exercise	Number	exercise
exercise price US$	outstanding	life in years	price US$	exercisable	price US$

2.98-3.29	276,395	0.98	2.98	276,395	2.98
3	54,000	2.74	3	54,000	3
5	10,000	3.37	5	10,000	5
6.15	10,000	3.58	6.15	10,000	6.15
4.5	30,000	4.06	4.5	30,000	4.5
3.95	15,000	4.23	3.95	15,000	3.95
3.76	540,500	8.08	3.76	-	3.76
2.86	40,000	8.50	2.86	-	2.86
2.01	55,000	8.75	2.01	-	2.01
0.00	30,180	8.99	0.00	-	-
1.82	30,000	9.92	1.82	-	1.82
1.81	34,010	9.92	1.81	-	1.81
1.4	70,000	9.92	1.4	-	1.4
	1,195,085	6.25	3.15	395,395	3.29

The following table summarizes information about nonvested options at December 31, 2012:

		Weighted
		average
		grant- date
	Options	fair value

Balance at January 1, 2012	821,804	2.03
Granted	134,010	0.81
Vested	-	-
Forfeited	(156,124)	2.19

Balance at December 31, 2012	799,690	1.80

D.	Restricted Share Unit Plan

In August 2007, the Company adopted a Restricted Share Unit ("RSU") Plan (the "Plan") pursuant to which the Company's board of directors may grant shares to officers and key employees. The total number of shares, which may be granted to directors, officers, employees and consultants under this Plan, is limited to 1,500,000 authorized but unissued Shares, after it was increased in 2009 by an additional 1,200,000 from 300,000 authorized but unissued shares.

The exercise price for each grantee shall be as determined by the Board and specified in the applicable RSU notice of grant; provided, however, that unless otherwise determined by the Board (which determination shall not require shareholder approval unless so required in order to comply with Mandatory Law), the exercise price shall be no more than the underlying share's nominal value. For the removal of any doubt, the Board is authorized (without the need for shareholder approval unless so required in order to comply with Mandatory Law) to determine that the exercise price of an RSU is to be $0.00.

Unless otherwise determined by the Board with respect to any specific grantee or to any specific grant, (which determination shall not require shareholder approval unless so required in order to comply with Mandatory Law) and provided accordingly in the applicable RSU notice of grant, the RSUs shall vest (become automatically exercised) according to the following 4-year vesting schedule:

a.	Upon the completion of a full 12 (twelve) months of continuous service - 25%.

b.
Upon the lapse of each full additional 3 (three) months of the grantee's continuous service thereafter, until all the RSU are vested, i.e. 100% of the grant will be vested after 4 years. - 6.25%  per quarter.

2009 grant vesting schedule as determined by the Board in April 2009 is as follows:

a.	Upon the completion of a full 24 (twenty four) months of continuous service - 50%.

b.	Upon the completion of a full 12 (twelve) months of continuous service - 25%.

c.	Upon the completion of a full 12 (twelve) months of continuous service - 25%.

Forfeited units are returned to the pool.

Total share based awards expense amounted to $72, $120, and $129 in 2012, 2011 and 2010, respectively.

The total unrecognized compensation cost amounted to $17, which is being amortized over the vesting period.

As of the balance sheet date the number of RSU's available for grant was 665,825.

Activity under the Restricted Share Unit Plan was as follows:

	Awards	Number of	Weighted-
	available	awards	average
	for grant	outstanding	fair value US$

Balance as of December 31, 2011	638,130	359,910	0.42
Awards granted	-	-	-
Exercised	-	(178,969)	0.45
Forfeited	27,695	(27,695)	0.38

Balance as of December 31, 2012	665,825	153,246	0.39

Earnings (Loss) Per Ordinary Share	12 Months Ended
Dec. 31, 2012
Earnings Per Ordinary Share [Abstract]
Earnings Per Ordinary Share
Note 18 - Earnings Per Ordinary Share

The following table summarizes information related to the computation of basic and diluted earnings per Ordinary Share for the years indicated:

	Year ended December 31,
	2012	2011	2010
	U.S. Dollars (In thousands, except per share data)
Net income attributable to Ordinary Shares	3	5,378	2,816

Weighted average number of Ordinary Shares outstanding
used in basic earnings per Ordinary Share calculation	29,849	29,557	29,259

Add assumed exercise of outstanding dilutive potential
Ordinary Shares	164	452	1,101

Weighted average number of Ordinary Shares outstanding
used in diluted earnings per Ordinary Share calculation	30,013	30,009	30,360

Basic income per Ordinary Share	0.00	0.18	0.10

Diluted income per Ordinary Share	0.00	0.18	0.09

Geographic Information	12 Months Ended
Dec. 31, 2012
Geographic Information [Abstract]
Geographic Information
Note 19 - Geographic Information

Substantially all fixed assets are located in Israel and substantially all revenues are derived from shipments to other countries. Revenues are attributable to geographic areas/countries based upon the destination of shipment of products and related services as follows:

	Year Ended December 31,
	2012	2011	2010
	U.S. Dollars
China and Hong Kong	25,008	34,113	33,614
Korea	17,004	23,233	16,621
Asia- Other	10,739	7,487	11,089
United States	9,482	11,699	10,075
Taiwan	11,292	16,458	7,862
Western Europe	6,998	6,956	4,033
Japan	2,370	4,618	3,270
Rest of the world	1,654	2,464	1,216

	84,547	107,028	87,780

Selected Income Statement Data	12 Months Ended
Dec. 31, 2012
Selected Income Statement Data [Abstract]
Selected Income Statement Data
Note 20 - Selected Income Statement Data

A.	Revenues

	Year Ended December 31,
	2012	2011	2010
	U.S. Dollars
Printed Circuit Boards and
IC substrates	16,479	30,708	26,378
Microelectronics	50,450	57,696	43,857
Service fees	17,618	18,624	17,545

Total Revenues	84,547	107,028	87,780

B.	Selling, general and administrative expenses

	Year Ended December 31,
	2012	2011	2010
	U.S. Dollars
Selling (a1)	13,827	15,614	12,370
General and administrative	7,311	8,727	8,292

	21,138	24,341	20,662

(a1) Including shipping and handling costs	1,076	1,469	1,491

C.	Financial income (expenses), net

	Year Ended December 31,
	2012	2011	2010
	U.S. Dollars
Interest expense	(163)	(100)	(112)
Interest income	38	32	14
Re-evaluation of contingent consideration	1,037	(1,264)	(629)
Interest expense on liabilities to the OCS	(667)	(791)	(733)
Other, net	(12)	(777)	(18)

	233	(2,900)	(1,478)

Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $84, $(308), and $(3) in 2012, 2011 and 2010, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
Note 21 - Income Taxes

A.	Tax under various laws

The Company and its subsidiaries are assessed for tax purposes on a separate basis. Each of the subsidiaries is subject to the tax rules prevailing in the country of incorporation.

B.	Tax benefits under the Law for Encouragement of Capital Investments, 1959 ("the Investment Law")

The Company's production facilities have been granted "Approved Enterprise" status under the Investment Law. The Company participates in the Alternative Benefits Program and, accordingly, income from its Approved Enterprises will be tax exempt for a period of 10 years, commencing in the first year in which the Approved Enterprise first generates taxable income due to the fact that the Company operates in Zone "A" in Israel.

On April 1, 2005, an amendment to the Investment Law came into effect ("the Amendment") and has significantly changed the provisions of the Investment Law. The Amendment limits the scope of an enterprise, which may be approved by the Investment Center by setting criteria for the approval of a facility as a "Beneficiating Enterprise", such provisions generally require that at least 25% of the Beneficiating Enterprise's income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies no longer require Investment Center approval in order to qualify for the tax benefits.

In addition, the Amendment provides that the terms and benefits included in any approval certificate issued prior to December 31, 2004 will remain subject to the provisions of the Investment Law as they were on the date of such prior approval. Therefore, the Company's existing Approved Enterprise will generally not be subject to the provisions of the Amendment. As a result of the Amendment, tax-exempt income generated under the provisions of the new law, as part of a new Beneficiating Enterprise, will subject the Company to taxes upon distribution or liquidation.

The Company has been granted the status of Approved Enterprises, under the Investment Law, for investment programs for the periods which ended in 2007 and 2010, and the status of Beneficiating Enterprise according to the Amendment, for the period ending in 2014  ("Programs"). SELA has also been granted the status of Beneficiating Enterprise according to the Amendment, for the period ending in 2014.

Out of Camtek's retained earnings as of December 31, 2012 approximately $20,800 are tax-exempt earnings attributable to its Approved Enterprise and approximately $6,992 are tax-exempt earnings attributable to its Beneficiating Enterprise. The tax-exempt income attributable to the Approved and Beneficiating Enterprises cannot be distributed to shareholders without subjecting the Company to taxes. If these retained tax-exempt profits are distributed, the Company would be taxed at the reduced corporate tax rate applicable to such profits (currently - 25% pursuant to the implementation of the Investment Law). According to the Amendment, tax-exempt income generated under the Beneficiating Enterprise will be taxed upon dividend distribution or complete liquidation, whereas tax exempt income generated under the Approved Enterprise will be taxed only upon dividend distribution (but not upon complete liquidation, as the tax liability will be incurred by the shareholders).

B.	Tax benefits under the Law for Encouragement of Capital Investments, 1959 ("the Investment Law") (cont'd)

As of December 31, 2012, if the income attributed to the Approved Enterprise were distributed as dividend, Camtek would incur a tax liability of approximately $5,200. If income attributed to the Beneficiating Enterprise were distributed as dividend, or upon liquidation, Camtek would incur a tax liability in the amount of approximately $1,748. These amounts will be recorded as an income tax expense in the period in which the Company declares the dividend.

The Company intends to indefinitely reinvest the amount of its tax-exempt income and not distribute any amounts of its undistributed tax exempt income as dividend. Accordingly, no deferred tax liabilities have been provided on income attributable to the Company's Approved and Beneficiating Enterprise Programs as the undistributed tax exempt income is essentially permanent in duration.

The entitlement to the above benefits is conditional upon the Company's fulfilling the conditions stipulated by the law and the regulations published thereunder as well as the criteria set forth in the approval for the specific investments in the Approved Enterprises. In the event of failure to meet such requirements in the future, income attributable to its Programs could be subject to the statutory Israeli corporate tax rates and the Company could be required to refund a portion of the tax benefits already received, with respect to such Programs. As of December 31, 2012 and 2011, the Company's management believes that the Company has met the aforementioned conditions.

Amendment to the Law for the Encouragement of Capital Investments - 1959

On December 29, 2010, the Knesset approved the Economic Policy Law for 2011-2012, which includes an amendment to the Law for the Encouragement of Capital Investments - 1959 (hereinafter - "the Amendment to the Law"). The Amendment to the Law was published in the Official Gazette on January 6, 2011. The Amendment to the Law is effective from January 1, 2011 and its provisions will apply to preferred income derived or accrued in 2011 and thereafter by a preferred company, per the definition of these terms in the Amendment to the Law. Companies can choose to not be included in the scope of the Amendment to the Law and to stay in the scope of the law before its amendment until the end of the benefits period. The 2012 tax year is the last year companies can choose as the year of election, providing that the minimum qualifying investment began in 2010.

The Amendment provides that only companies in Development Area A will be entitled to the grants track and that they will be entitled to receive benefits under this track and under the tax benefits track at the same time. In addition, the existing tax benefit tracks were eliminated (the tax exempt track, the "Ireland track" and the "Strategic" track) and two new tax tracks were introduced in their place, a preferred enterprise and a special preferred enterprise, which mainly provide a uniform and reduced tax rate for all the company's income entitled to benefits, such as: for a preferred enterprise - in the 2011-2012 tax years - a tax rate of 10% for Development Area A and of 15% for the rest of the country, in the 2013-2014 tax years - a tax rate of 7% for Development Area A and of 12.5% for the rest of the country, and as from the 2015 tax year - 6% for Development Area A and 12% for the rest of the country. Furthermore, an enterprise that meets the definition of a special preferred enterprise is entitled to benefits for a period of 10 consecutive years and a reduced tax rate of 5% if it is located in Development Area A or of 8% if it is located in a different area.

B.	Tax benefits under the Law for Encouragement of Capital Investments, 1959 ("the Investment Law") (cont'd)

The Amendment to the Law also provides that no tax will apply to a dividend distributed out of preferred income to a shareholder that is a company, for both the distributing company and the shareholder. A tax rate of 15% shall continue to apply to a dividend distributed out of preferred income to an individual shareholder or foreign resident, subject to double taxation prevention treaties, which means that there is no change from the existing law. Furthermore, the Amendment to the Law provides relief (hereinafter - "the relief") with respect to tax paid on a dividend received by an Israeli company from profits of an approved / alternative / beneficiary enterprise that accrued in the benefits period according to the version of the law before its amendment, if the company distributing the dividend notifies the tax authorities by June 30, 2015 that it is applying the provisions of the Amendment to the Law and the dividend is distributed after the date of the notice.

The Company estimates the weighted average tax rate applicable for the years in which it expects to utilize the loss carryforwards for tax purposes, whilst choosing the most beneficial reliefs for the purpose of calculating the deferred taxes in Israel.

As of the December 31, 2012, the Company has not chosen the election of the Amendment to the law.

C.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969

The Company is an "industrial company" as defined by this law and as such is entitled to certain tax benefits, mainly accelerated depreciation as prescribed by regulations published under the Inflationary Adjustments Law and the right to deduct issuance costs as an expense for tax purposes.

D.	Composition of income (loss) before income taxes and income tax expense (benefit)

	Year Ended December 31,
	2012	2011	2010
	U.S. Dollars
Income (loss) before income taxes:
Israel	(1,299)	677	(645)
Non-Israeli	1,512	5,445	4,018

	213	6,122	3,373

Income tax expense (benefit):
Current:
Israel	44	45	35
Non-Israeli	398	735	562

	442	780	597
Deferred:
Israel	-	-	-
Non-Israeli	(232)	(36)	(40)
	(232)	(36)	(40)

	210	744	557

E.	Income taxes included in the statements of operations:

The following is a reconciliation of the theoretical income tax expense, assuming all income is taxed at the statutory tax rate applicable to Israeli companies, and the actual income tax expense:

	Year Ended December 31,
	2012	2011	2010
	U.S. Dollars
Income before income taxes	213	6,122	3,373

Statutory tax rate	25%	24%	25%

Theoretical income tax expense	53	1,469	843

Increase (decrease) in income tax expense resulting from:

Tax expense (benefits) arising from "Approved and Beneficiating Enterprises" and preferential tax rate in China	492	3,347	(588)

Change in valuation allowance *	(983)	(5,423)	1,233

Non-deductible expenses	548	37	49

Differences between Israeli currency
and dollar-adjusted financial statements-net	160	686	(809)

Nondeductible stock-based compensation	102	102	44

Other **	(162)	526	(215)

Actual income tax expense	210	744	557

Per share effect of the tax benefits arising from
"Approved and Beneficiating Enterprises" and
preferential tax rate in China:

Basic	$0.02	$0.11	$(0.02)

Diluted	$0.02	$0.11	$(0.02)

*	Included within the change in valuation allowance are realized benefits of operating loss carryforwards of $635, $2,007, and $40 for the years ended December 31, 2012, 2011 and 2010, respectively.

**	Mainly due to foreign tax rate differential.

F.	Income taxes included in the balance sheets

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	December 31
	2012	2011
	U.S. Dollars
Deferred tax assets:
Allowance for doubtful accounts	82	136
Accrued warranty	26	90
Unearned revenue	182	150
Severance pay	22	21
Accrued expenses	370	471
Net operating losses (NOL) carryforwards	4,258	4,695

Other temporary differences*	1,005	1,159

Total gross deferred tax assets	5,945	6,722
Valuation allowance	(5,141)	(6,124)

Deferred tax asset, net of valuation allowance	804	598

Deferred tax liability:
Long- lived assets	(330)	(356)

Net deferred tax assets	474	242

* Other temporary differences mainly relate to research and development expenses

Under FASB ASC Subtopic 740-10, deferred tax assets are to be recognized for the anticipated tax benefits associated with net operating loss carryforwards and deductible temporary differences, unless it is more likely than not that some or all of the deferred tax assets will not be realized. The adjustment is made by a valuation allowance. Since the future realization of the net operating loss carryforwards and deductible temporary differences is uncertain and not considered more likely than not, a valuation allowance has been established to reduce the deferred tax assets to their estimated realizable value. The amount of deferred tax assets considered realizable, however, could be changed in the near term if estimates of future taxable income during the carryforward period would change.  The net change in the total valuation allowance was a decrease of $983 for the year ended December 31, 2012, a decrease of $5,423 for the year ended December 31, 2011 and an increase of $1,233 for the year ended December 31, 2010.

As of December 31, 2012, Camtek has not provided for income taxes on the undistributed earnings of approximately $12,871 of two of its major foreign subsidiaries since these earnings are intended to be indefinitely reinvested.  A deferred tax liability will be recognized when the Company no longer demonstrates that it plans to indefinitely reinvest these undistributed earnings.  It is not practicable to estimate the amount of additional taxes that might be payable on such undistributed earnings.

As of December 31, 2012, the Company and its subsidiaries in Israel have regular NOL carryforwards aggregating approximately $46,406 that do not expire.

As of December 31, 2012, the major foreign subsidiaries have NOL carryforwards aggregating approximately $4,742, of which approximately $3,355 will expire from 2013 to 2028 and approximately $1,387 can be carried forward indefinitely.

G.	Reduction in corporate income tax rate in Israel

On July 14, 2009, the Knesset passed the Economic Efficiency Law (Legislation Amendments for Implementation of the 2009 and 2010 Economic Plan) - 2009, which provided, inter-alia, an additional gradual reduction in the company tax rate to 18% as from the 2016 tax year. In accordance with the aforementioned amendments, the company tax rates applicable as from the 2009 tax year are as follows: in the 2009 tax year- 26%, in the 2010 tax year - 25%, in the 2011 tax year - 24%, in the 2012 tax year - 23%, in the 2013 tax year - 22%, in the 2014 tax year - 21%, in the 2015 tax year - 20% and as from the 2016 tax year the company tax rate will be 18%.

On December 5, 2011, the Knesset approved the Law to Change the Tax Burden (Legislative Amendments) - 2011. According to the law the tax reduction that was provided in the Economic Efficiency Law, as aforementioned, will be cancelled and the company tax rate will be 25% as from 2012.

H.
On February 26, 2008, the Israeli Income Tax Law (Inflationary Adjustments) (Amendment No. 20) (Restriction of Period of Application) - 2008 ("the 2008 Amendment") was passed by the Knesset. According to the 2008 Amendment, the Inflationary Adjustments Law will no longer be applicable subsequent to the 2007 tax year, except for certain transitional provisions.

Further, according to the 2008 Amendment, commencing with the 2008 tax year, the adjustment of income for the effects of inflation for tax purposes will no longer be calculated. Additionally, depreciation on fixed assets and tax loss carryforwards will no longer be linked to future changes in the CPI subsequent to the 2007 tax year, and the balances that have been linked to the CPI through the end of the 2007 tax year will be used going forward.

I.
The Company's Chinese subsidiaries are subject to income tax based upon the taxable income as reported in the statutory financial statements prepared under Chinese accounting regulations. The subsidiaries in China were entitled to zero tax for the first two years following the earlier of either reaching profitability or 2008, and a 50% tax reduction from the standard tax rate of 25% for the following three years. The tax rate for both Chinese subsidiaries in 2011 was 12%-12.5%. The tax holidays ended in 2012 for Camtek Electronic Technology ("CET") and will end in 2013 for Camtek Imaging Technology ("CIT").

J.	Accounting for uncertainty in income taxes

FASB ASC Subtopic 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements. This subtopic prescribes a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FASB ASC Subtopic 740-10 also provides guidance on derecognition of tax positions, classification on the balance sheet, interest and penalties, accounting in interim periods, disclosure, and transition. FASB ASC Subtopic 740-10 requires significant judgment in determining what constitutes an individual tax position as well as assessing the outcome of each tax position.

For the years ended December 31, 2012, 2011 and 2010, the Company did not have any significant unrecognized tax benefits. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

The Company accounts for interest and penalties related to unrecognized tax benefits as a component of income tax expense. For the years ended December 31, 2012, 2011 and 2010, no interest and penalties related to unrecognized tax benefits have been accrued.

The Company and its subsidiaries in Israel file their income tax returns in Israel while its principle foreign subsidiaries file their income tax returns in Belgium, Hong Kong, United States of America and China. The Israeli tax returns of Camtek are open to examination by the Israeli Tax Authorities for the tax years beginning in 2008, in addition, the Israeli tax returns of SELA are open to examination by the Israeli Tax Authorities for the tax years beginning in 2007, while the tax returns of its principal foreign subsidiaries remain subject to examination for the tax years beginning in 1999 in Belgium, 2006 in Hong Kong and 2009 in the United States of America.

Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Balances and Transactions with Related Parties [Abstract]
Balances and Transactions with Related Parties
Note 22  - Balances and Transactions with Related Parties

A.	Balances with related parties:

	December 31,	December 31,
	2012	2011
	U.S. Dollars
Accounts receivable	-	407
Due from affiliates	391	388

B.	Transactions with related parties:

	Year Ended December 31,
	2012	2011	2010
	U.S. Dollars
Purchases from Parent and affiliates	-	1,555	1,955
Interest income from Parent	15	31	-	*
Sales to Parent and affiliates	142	2,397	83

*  Less than $1 thousand

Unpaid balances between Parent and its subsidiaries in Israel and the Company bear interest at 5.5%.

Registration Rights Agreement with Parent

On March 1, 2004, the Company entered into a registration rights agreement providing for the Company to register with the SEC certain of its ordinary shares held by Parent. This registration rights agreement may be used in connection with future offerings of ordinary shares, and includes, among others, the following terms: (a) Parent is entitled to make up to three demands that the Company registers its ordinary shares held by Parent, subject to delay due to market conditions; (b) Parent will be entitled to participate and sell the Company's ordinary shares in any future registration statements initiated by the Company, subject to delay due to market conditions; (c) the Company will indemnify Parent in connection with any liabilities incurred in connection with such registration statements due to any misstatements or omissions other than information provided by Parent, and Parent will indemnify the Company in connection with any liabilities incurred in connection with such registration statements due to any misstatements or omissions in written statements by Parent made for the purpose of their inclusion in such registration statements; and (d) the Company will pay all expenses related to registrations which the Company has initiated, except for certain underwriting discounts or commissions or legal fees, and Parent will pay all expenses related to a registration initiated at its demand in which the Company is not participating.

On December 30, 2004, the Registration Rights Agreement with Parent was amended. The amendment concerns primarily the grant of unlimited shelf registration rights thereunder to Parent with respect to its holdings in the Company, and the assignability of those shelf registration rights to its  transferees.

Employment Agreements with the Active Chairman and the EVP

Effective 1998 through 2012, the relationship between the Company and its Chief Financial Officer (1998-2001) and Executive Vice President-  Business & Strategy ("EVP") (2001-2012), was regulated by the provisions as stipulated in his employment agreement dated January 1, 1998. Pursuant to changes made to this agreement in 2005, the EVP dedicated 40% of his time to work for Parent. The EVP received from the Company 60% of a full time salary and was compensated directly by the Parent for the remaining 40% of his time. In October, 2011 the EVP's terms of employment were re-approved by the General Meeting of Shareholders for a consecutive three years period. As of November 2012, the EVP also began serving as the chief executive officer of an affiliate which is also controlled by the Parent, while continuing to dedicate 40% of his time to work for the Parent. Accordingly, in order to accommodate his new position in the affiliate, the EVP's employment agreement with the Company is expected to be reconsidered.

Effective January 1, 1998, the Company entered into an employment agreement with its now Active Chairman of the Board of Directors ("Active Chairman"). Pursuant to latest changes made to this agreement in 2010, the Chairman dedicates 25% of his time in providing consulting and management services for Parent through Amitec - Advanced Multilayer Interconnect Technologies Ltd. - a wholly owned subsidiary of the Parent ("Amitec"). The Active Chairman receives from the Company 75% of a full time salary and is compensated directly by Amitec for the remaining 25% of his time.

The Active Chairman of the Board of Directors serves as the Chairman of Parent, and the EVP as a director of Parent.

The Active Chairman and EVP do not receive any additional compensation for their service as the Company's directors.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements
Note 23 - Fair Value Measurements

The level in the fair value hierarchy within which an asset or liability is classified is based on the lowest level input that is significant to the fair value measurement in its entirety.

The Company measures its foreign currency derivative contracts and its long-term liabilities with respect to contingent consideration at fair value. The Company's foreign currency derivative contracts are classified within Level 2, because they are valued utilizing market observable inputs. The long-term liabilities arising from contingent consideration are classified within Level 3 because they are valued using significant inputs that are unobservable in the market such as the Company's weighted average cost of capital.

The following table presents the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and December 31, 2011, aggregated by the level in the fair-value hierarchy within which those measurements fall:

		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
Description	2012	(Level 1)	(Level 2)	(Level 3)
	U.S. Dollars

Assets
Foreign currency derivative contracts	74	-	74	-
Total Assets	74	-	74	-

Liabilities
Contingent consideration	5,303	-	-	5,303

Total Liabilities	5,303	-	-	5,303

		Quoted Prices in		Significant
		Active Markets	Significant Other	Unobservable
	December 31,	for Identical Assets	Observable Inputs	Inputs
Description	2011	(Level 1)	(Level 2)	(Level 3)
	U.S. Dollars

Liabilities
Foreign currency derivative contracts	534	-	534	-
Contingent consideration	6,887	-	-	6,887

Total Liabilities	7,421	-	534	6,887

The Company's accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There were no transfers into or out of level 1, level 2, or level 3 for the year ended December 31, 2012.

The following tables present a roll-forward of the fair value of Level 3 (significant unobservable inputs) liabilities for the year ended December 31, 2012 and 2011:

Level 3 U.S. Dollars
Contingent consideration
December 31, 2011	6,887
Settlement of liabilities	(547)
Revaluation of fair value included in statement of operations	(1,037)

December 31, 2012	5,303

Level 3 U.S. Dollars
Contingent consideration
December 31, 2010	6,246
Settlement of liabilities	(623)
Revaluation of fair value included in statement of operations	1,264

December 31, 2011	6,887

The adjustments to fair value of the contingent consideration are recorded in the finance income (expense), net in the statement of operations.

The fair value of the contingent payment for Printar as of December 31, 2012, was based on the $2,000 outstanding of the  $2,500 transaction price, discounted from the estimated payment dates to the valuation date using the weighted average cost of capital of 28%. That measure is based on significant inputs that are not observable in the market, which ASC Section 820-10-35 refers to as Level 3 inputs. Key assumptions include management's estimation about future sales.

The fair value of the contingent consideration arrangement for SELA as of December 31, 2012, was estimated based on future earn-out payments discounted to the valuation date using the weighted average cost of capital of 21%. That measure is based on significant inputs that are not observable in the market, which ASC Section 820-10-35 refers to as Level 3 inputs. Key assumptions include management's estimation about future sales.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Principles of consolidation
A.	Principles of consolidation

The accompanying consolidated financial statements, which include the accounts of Camtek and its subsidiaries (collectively "the Company"), are prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP"). All material intercompany balances and transactions have been eliminated in consolidation.

Use of estimates
B.	Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Such estimates include valuation of accounts receivable, inventories, intangible assets, other long-lived assets, legal contingencies, and contingent consideration among others. These estimates and assumptions are based on management's best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. It is often difficult to accurately estimate the ultimate outcome of a contingent liability. Different variables can affect the timing and amount that management provides for certain contingent liabilities.  The Company's assessments are therefore subject to estimates made by management and its legal counsel. Adverse revision in management estimates of the potential liability could materially impact the Company's financial condition, results of operations or liquidity.

The Company adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.

Foreign currency transactions
C.	Foreign currency transactions

The functional currency of the Company and its subsidiaries is the U.S. Dollar. Revenue generated by the Company and its subsidiaries is primarily generated outside of Israel and a majority thereof is received in U.S. Dollars. In addition, materials and components purchased and marketing expenses incurred are either paid for in U.S. Dollars or in New Israeli Shekels ("NIS") linked to changes in the U.S. Dollar/NIS exchange rate. The purchase of materials and components and other operating expenses recorded by a subsidiary in China is incurred in Chinese RMB. A significant portion of the Company's expenses are incurred in Israel and paid for in NIS. Transactions not denominated in U.S. Dollars are recorded upon their initial recognition according to the exchange rate in effect on the date of the transaction. Exchange rate differences arising upon the settlement of monetary items or upon reporting the Company's monetary items at exchange rates different from that by which they were initially recorded during the period, or reported in previous financial statements, are charged to financial income (expenses), net.

Cash equivalents
D.	Cash equivalents
All highly liquid investments purchased with original maturities of three months or less are considered to be cash equivalents.

Accounts receivable and allowance for doubtful accounts
E.	Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the outstanding recognized amount and do not bear interest. The allowance for doubtful accounts represents Management's best estimate of the probable loss inherent in existing accounts receivable balances as a result of possible non-collection. In determining the appropriate allowance, Management bases its estimate on information available about specific debtors, including aging of the balance, assessment of the underlying security received, the history of write-offs, relationships with the customers and the overall creditworthiness of the customers.

Inventories
F.	Inventories

Inventories consist of completed systems, partially completed systems and components and other raw materials, and are recorded at the lower of cost or market. Cost is determined by the moving - average cost method basis.

Inventory write-downs are recorded at the end of each fiscal period for damaged, obsolete, excess and slow-moving inventory. These write-downs, to the lower of cost or market value, create a new cost basis that is not subsequently marked up based on changes in underlying facts and circumstances.

Management periodically evaluates its inventory composition, giving consideration to factors such as the probability and timing of anticipated usage and the physical condition of the items, and then estimates a charge (reducing the inventory) to be provided for slow moving, technological obsolete or damaged inventory. These estimates could vary significantly, from actual requirements based upon future economic conditions, customer inventory levels or competitive factors that were not foreseen or did not exist when the inventory write-downs were established.

Inventory that is not expected to be converted or consumed within the next year is classified as non-current, based on Management's estimates taking into account market conditions.

Fixed assets
G.	Fixed assets

Fixed assets are stated at cost less accumulated depreciation, and are depreciated over their estimated useful lives on a straight-line basis.

Annual rates of depreciation are as follows:

Building	2%
Machinery and equipment	10% - 33%
Office furniture and equipment	6% - 20%
Automobiles	15%

Leasehold improvements are amortized by the straight-line method over the shorter of the lease term or the estimated useful economic life of such improvements.

Certain of the Company's finished goods are systems used as demonstration systems, training systems, and for product development in the Company's laboratories ("internal use"). These systems are identical to the systems that Camtek sells in its ordinary course of business. In circumstances where the Company intends to utilize such systems for its internal use, the Company transfers them from inventory to fixed assets. The rationale for the transfer is that the Company does not have the intention to sell these systems in the ordinary course of business but rather expects to use them for its internal use over their expected useful lives. These systems are recorded as fixed assets at cost and depreciated over their useful lives.

Intangible assets
H.	Intangible assets

Patent registration costs are recorded at cost and amortized, beginning with the first year of utilization, over its expected useful life.

Intangible assets purchased as part of the business combinations were recorded at their fair value and are amortized based on their remaining estimated useful lives. Acquired in-process research and development (IPR&D) will be amortized starting at the initial date of recording revenues from the associated technology.

Long-lived assets
I.	Long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to undiscounted future cash flows expected to be generated by the asset.  If the carrying amount of the long lived asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized to the extent that the asset's carrying amount exceeds its fair value (See Note 9).

Goodwill
J.	Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually in accordance with the provisions of FASB ASC Topic 350, Intangibles - Goodwill and Other. The goodwill impairment test is a two step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to an acquisition price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

The Company has set its annual impairment testing date at December 31. As of December 31, 2012, based on the Company's annual impairment test, an impairment charge was recognized (As of December 31, 2011 - no impairment charge was recognized). (See Note 9).

Fair values of financial instruments
K.	Fair values of financial instruments

The carrying amounts for cash equivalents, short-term deposits, accounts receivable, accounts payable, short-term liabilities to banks and amounts due to/from affiliates approximate fair value because of the short-term duration of those items.

The fair value of the long-term deposit approximates the carrying amount, since it bears floating rate interest at the market rate.

The fair value of long-term liabilities to banks also approximate the carrying amounts, since they bear floating rate interest at rates close to prevailing market rates.

The contingent consideration liabilities relating to the Company's business combinations are measured at fair value at each balance sheet date.

Revenue recognition
L.	Revenue recognition

The Company recognizes revenue from sales of its products when the products are installed at the customer's premises and are operating in accordance with its specifications, signed documentation of the arrangement, such as a signed contract or purchase order, has been received, the price is fixed or determinable and collectibility is reasonably assured.

In the limited circumstances when the products are installed by a trained distributor acting as an end user, revenue is recognized upon delivery assuming all other criteria for revenue recognition are met.

Service revenues consist mainly of revenues from maintenance contracts and are recognized ratably over the contract period.

The Company implements the provisions of ASU 2009-13, Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements, and therefore for multiple-element arrangements the overall arrangement fee is allocated to each element (both delivered and undelivered items) based on management's best estimate of their selling price where other sources of evidence are unavailable. The Company's multiple deliverables consist of product sales and non-standard warranties. A non-standard warranty is one that is for a period longer than 12 months.

Accordingly, income from a non-standard warranty is deferred as unearned revenue and is recognized ratably as revenue commencing with and over the applicable warranty term.

The Company routinely evaluates its products for inclusion of any embedded software that is more than incidental thereby requiring consideration of ASC Subtopic 985-605, "Software Revenue Recognition".  Based on such evaluation, the Company has concluded that none of its products have such embedded software.

Warranty
M.	Warranty

The Company records a liability for standard product warranty obligations at the time of sale based upon historical warranty experience. The term of the warranty is generally twelve months.

For the Company's treatment of non-standard warranties, see Note 2(L) - Revenue recognition.

Income taxes
N.	Income taxes

The Company accounts for income taxes in accordance with the asset and liability method whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company provides a valuation allowance to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized uncertain income tax positions are measured at the largest amount that is more than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Research and development
O.	Research and development
Research and development costs are expensed as incurred.

Earnings / loss per ordinary share
P.	Earnings / loss per ordinary share

Basic earnings/loss per ordinary share is calculated using only weighted average ordinary shares outstanding. Diluted earnings per share, if relevant, gives effect to dilutive potential ordinary shares outstanding during the year.  Such dilutive shares consist of incremental shares, using the treasury stock method, from the assumed exercise of share options, warrants and convertible loan. (See Note 18).

For the years ended December 31, 2012, 2011 and 2010, the effect of the exercise of all outstanding Restricted Share Units ("RSUs") is dilutive and has been included in computing dilutive earnings per ordinary share.

For the years ended December 31, 2012 and 2011 the effect of the exercise of some outstanding share options is dilutive and has been included in computing dilutive earnings per ordinary share.

For the year ended December 31, 2010, the effect of the exercise of all outstanding share options is anti-dilutive and has not been included in computing dilutive loss per ordinary share.

Share-based compensation
Q.	Share-based compensation

The Company accounts for its employee share-based compensation as a cost in the financial statements. All awards are equity classified and therefore such cost is measured at the grant date fair value of the award. The Company estimates share option grant date fair value using the Black-Scholes-Merton option-pricing model. (For details see Note 17).

Fair value measurements
R.	Fair value measurements

The Company implements the provisions of ASC Topic 820 "Fair Value Measurements and Disclosures" ("ASC 820"). ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for the asset or liability. (For details see Note 23).

Derivative instruments
S.	Derivative instruments

The Company enters into option contracts and forward exchange agreements in order to reduce its exposure with respect to various commitments in currencies other than the dollar, in connection with expenses in New Israeli Shekels.

The Company does not issue or hold derivative financial instruments for trading purposes, but rather to manage its foreign currency exposure.  Nevertheless, these transactions do not meet all the conditions for hedge accounting and accordingly, the changes in fair value of such instruments are recorded directly to financial income (expenses), net.

The Company's foreign exchange derivative contracts are marked-to-market based on the determined fair value of open contracts at period end. (See Note 16).

Contingent liabilities
T.	Contingent liabilities

A contingency (provision) in accordance with ASC Topic 450-10-05, Contingencies, is an existing condition or situation involving uncertainty as to the range of possible loss to the entity.

A provision for claims is recognized if it is probable (likely to occur) that a liability has been incurred and the amount can be estimated reasonably.

Government-sponsored research and development
U.	Government-sponsored research and development

The Company records grants received from the Office of the Chief Scientist of the Israeli Ministry of Industry and Trade (the "OCS") as a liability, if it is probable that the Company will have to repay the grants received. If it is not probable that the grants will be repaid, the Company records the grants as a reduction to research and development expenses. Royalties paid to the OCS are recognized as a reduction of the above liability.

The Company accounts for OCS liabilities acquired in business combinations within the confines of debt obligations and as such changes in the liability from period to period, caused by changes to the estimated timing of future repayments and accrued interest, are accounted for prospectively and recorded as financial expenses (income). (See Note 14 and Note 15F)

Recently issued and adopted accounting standards
V.	Recently issued and adopted accounting standards

1.
In September 2011, the FASB issued ASU 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment. This ASU permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit's fair value is less than its carrying amount before applying the two-step goodwill impairment test. If an entity concludes it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it need not perform the two-step impairment test. The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company implemented the provisions of ASU 2011-08 as of January 1, 2012. The adoption of ASU 2011-08 did not have a material effect on the Company's consolidated financial statements.

2.
In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. The Company implemented the provisions of the ASU prospectively as of January 1, 2012. The adoption of ASU 2011-04 in 2012 did not have a material effect on the Company's consolidated financial statements.

New standards and interpretations not yet adopted
W.	New standards and interpretations not yet adopted

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standards are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Company will implement the provisions of ASU 2011-11 as of January 1, 2013.  The Company expects that the adoption of ASU 2011-11 will not have a material effect on its consolidated financial statements.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Annual Rates of Depreciation
Building	2%
Machinery and equipment	10% - 33%
Office furniture and equipment	6% - 20%
Automobiles	15%

Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
	Interest Rate as of	December 31,
	December 31, 2012	2012	2011
	%	U.S. Dollars
Cash in hand and in banking institutions		13,790	9,339
Deposits	0.25 - 1.75	4,987	12,529
Restricted		90	317

		18,867	22,185

Cash and Cash Equivalents, Currencies
	December 31,
	2012	2011
	U.S. Dollars
US Dollars	13,933	17,449
New Israeli Shekels	1,742	2,077
Euro	1,476	669
Chinese RMB	1,149	1,243
Other currencies	567	747

	18,867	22,185

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories

	December 31,
	2012	2011
	U.S. Dollars
Components	12,313	13,323
Systems partially completed	6,658	6,654
Completed systems, including systems at customer
locations not yet sold	6,454	6,332

	25,425	26,309

Inventories are presented in:

	December 31,	December 31,
	2012	2011
	U.S. Dollars
Current assets	18,335	24,355
Long-term assets	7,090	1,954

	25,425	26,309

Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Current Assets [Abstract]
Other Current Assets

	December 31,
	2012	2011
	U.S. Dollars
Due from Government institutions	501	1,537
Income tax receivables	97	132
Due from employees	48	73
Prepaid expenses	427	472
Advances to suppliers	340	31
Deposits for operating leases	151	339
Other	646	773

	2,210	3,357

Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Fixed Assets, Net [Abstract]
Fixed Assets

	December 31,
	2012	2011
	U.S. Dollars
Land	863	863
Building	10,230	10,224
Machinery and equipment	9,721	8,930
Office furniture and equipment	6,680	5,267
Automobiles	99	151
Leasehold improvements	1,237	1,145

	28,830	26,580
Less accumulated depreciation	13,008	12,003

	15,822	14,577

Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
Other Assets
	December 31,
	2012	2011
	U.S. Dollars

Deposits for operating leases	304	304

Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets, net [Abstract]
Goodwill
	December 31,
	2012	2011
	U.S. Dollars
Gross goodwill	3,653	3,653

Accumulated impairment losses	(2,074)	-

Net goodwill	1,579	3,653

Intangible Assets, Net

	December 31,
	2012	2011
	U.S. Dollars
Patent registration costs	1,663	1,441
IPR&D	1,002	1,002
Technology	2,854	2,854
Customer relationships	45	45

Intangible assets at cost	5,564	5,342

Accumulated amortization and impairment	2,593	1,151

Total intangible asset, net	2,971	4,191

Estimated Amortization Expense
Year ending December 31,	U.S. Dollars
2013	415
2014	369
2015	331
2016	321
2017	312
1,748

Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Current Liabilities [Abstract]
Other Current Liabilities

	December 31,
	2012	2011
	U.S. Dollars
Accrued compensation and related benefits	5,478	6,235
Government institutions	539	691
Income tax payables	325	400
Current maturities of OCS liability (1)	209	485
Current maturities of contingent consideration (1)	335	2,475
Accrued warranty costs	1,150	1,637
Commissions	1,895	2,358
Advances from customers and deferred revenues	1,843	2,186
Accrued expenses	2,076	5,101

	13,850	21,568

Changes In Product Warranty Obligation

	December 31,
	2012	2011	2010
	U.S. Dollars
Beginning of year	1,637	1,494	595
New warranties	2,159	3,179	2,404
Reductions	(2,646)	(3,036)	(1,505)

Balance at end of year	1,150	1,637	1,494

(1)	See also Note 14 - Other long-term liabilities

Long-term loans (Tables)	12 Months Ended
Dec. 31, 2012
Long-term loans [Abstract]
Principal Repayments of Long-Term Loans
U.S. Dollars
2013	1,592
2014	500

2,092

Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Long-Term Liabilities [Abstract]
Other Long-Term Liabilities

	December 31,
	2012	2011
	U.S. Dollars
Liability for contingent consideration in respect of
business combinations (1)	4,968	4,412
Liability to OCS, mainly in respect of business combinations (2)	5,281	4,627

	10,249	9,039

(1)
In accordance with ASC Topic 820 (Statement 157), the Company's liabilities for contingent consideration in respect of the acquisitions of Printar and SELA (see Note 23) are measured at fair value using Level 3 inputs.

(2)
Of the total long-term liability to OCS, $4,683 is in respect of the acquisitions of Printar and SELA. As of December 31, 2012 and 2011, only the accretion of time value had affected the remaining liabilities to the OCS resulting from the acquisitions, net of royalty repayments made to the OCS.  The effective interest rate used in the capitalization of the liabilities to the OCS in respect of the acquisitions of Printar and SELA as of December 31, 2012 were 16% and 20%, respectively. (As of December 31, 2011, 20% for both Printar and SELA).

The remaining $598 of the liability to OCS is in respect of new grants received in 2010 and 2009.

See Note 11 for current maturities of liability for contingent consideration and liability to OCS.

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Minimum Future Rental Payments
Year Ending December 31,	U.S. Dollars

2013	1,905
2014	922
2015	327
Thereafter	2

3,156

Allowance for Doubtful Accounts

	Balance at				Balance at
	beginning		Reversal of	Write-off of	end of
	of period	Provision	provision	provision	period
		U.S. Dollars
2010	4,026	324	-	(496)	3,854
2011	3,854	357	(359)	(1,625)	2,227
2012	2,227	307	(140)	(1,071)	1,323

Concentration of Risk and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Concentration of Risk and Financial Instruments [Abstract]
Derivative Instruments
	Notional amount	Fair value
	U.S. Dollars

Options

Buy put options (Buy dollars and Sell NIS)	3,100	81

Sell call options (Sell dollars and Buy NIS)	3,100	(7)

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Fair Value Assumptions
	2012 Grant	2011 Grant

Dividend yield	0	0
Expected volatility	63%	63%-65%
Risk-free interest rate	0.84%-0.92%	1.6%-2.8%
Expected life (years)	6.2-6.4	6
Vesting period (years)	2-4	2-4

Stock Option Activity

	Year Ended December 31,
	2012		2011		2010
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	Of	exercise
	shares	price US$	shares	price US$	Shares	price US$
Outstanding at January 1	1,234,199	3.31	489,701	3.21	537,301	3.15
Granted	134,010	1.60	846,804	3.35	-	-
Forfeited	(173,124)	3.11	(53,400)	3.35	(47,600)	2.99
Exercised	-	-	(48,906)	2.98	-	-

Outstanding at year end	1,195,085	3.15	1,234,199	3.31	489,701	3.21

Vested at year end	395,395	3.29	412,395	3.26	480,701	3.19

			Weighted	Aggregate
	Number	Weighted	Average	intrinsic
	of	average	Remaining	Value (in
	shares	exercise	Contractual	US$
	outstanding	price US$	term (years)	thousands)

Outstanding as of December 31, 2012	1,195,085	3.15	6.25	80

Vested and expected to vest at December 31, 2012	1,099,478	3.15	6.25	-

Exercisable at December 31, 2012	395,395	3.29	1.71	-

Information about Share Options

		Weighted
		average	Weighted		Weighted
		remaining	average		average
Range of	Number	contractual	exercise	Number	exercise
exercise price US$	outstanding	life in years	price US$	exercisable	price US$

2.98-3.29	276,395	0.98	2.98	276,395	2.98
3	54,000	2.74	3	54,000	3
5	10,000	3.37	5	10,000	5
6.15	10,000	3.58	6.15	10,000	6.15
4.5	30,000	4.06	4.5	30,000	4.5
3.95	15,000	4.23	3.95	15,000	3.95
3.76	540,500	8.08	3.76	-	3.76
2.86	40,000	8.50	2.86	-	2.86
2.01	55,000	8.75	2.01	-	2.01
0.00	30,180	8.99	0.00	-	-
1.82	30,000	9.92	1.82	-	1.82
1.81	34,010	9.92	1.81	-	1.81
1.4	70,000	9.92	1.4	-	1.4
	1,195,085	6.25	3.15	395,395	3.29

Information about Nonvested Options
		Weighted
		average
		grant- date
	Options	fair value

Balance at January 1, 2012	821,804	2.03
Granted	134,010	0.81
Vested	-	-
Forfeited	(156,124)	2.19

Balance at December 31, 2012	799,690	1.80

Restricted Share Unit Plan

	Awards	Number of	Weighted-
	available	awards	average
	for grant	outstanding	fair value US$

Balance as of December 31, 2011	638,130	359,910	0.42
Awards granted	-	-	-
Exercised	-	(178,969)	0.45
Forfeited	27,695	(27,695)	0.38

Balance as of December 31, 2012	665,825	153,246	0.39

Earnings Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Ordinary Share [Abstract]
Computation of Basic and Diluted Earnings (Loss) Per Ordinary Share

	Year ended December 31,
	2012	2011	2010
	U.S. Dollars (In thousands, except per share data)
Net income attributable to Ordinary Shares	3	5,378	2,816

Weighted average number of Ordinary Shares outstanding
used in basic earnings per Ordinary Share calculation	29,849	29,557	29,259

Add assumed exercise of outstanding dilutive potential
Ordinary Shares	164	452	1,101

Weighted average number of Ordinary Shares outstanding
used in diluted earnings per Ordinary Share calculation	30,013	30,009	30,360

Basic income per Ordinary Share	0.00	0.18	0.10

Diluted income per Ordinary Share	0.00	0.18	0.09

Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Geographic Information [Abstract]
Schedule of Revenues by Geographic Area

	Year Ended December 31,
	2012	2011	2010
	U.S. Dollars
China and Hong Kong	25,008	34,113	33,614
Korea	17,004	23,233	16,621
Asia- Other	10,739	7,487	11,089
United States	9,482	11,699	10,075
Taiwan	11,292	16,458	7,862
Western Europe	6,998	6,956	4,033
Japan	2,370	4,618	3,270
Rest of the world	1,654	2,464	1,216

	84,547	107,028	87,780

Selected Income Statement Data (Tables)	12 Months Ended
Dec. 31, 2012
Selected Income Statement Data [Abstract]
Selected Income Statement Data
A.	Revenues

	Year Ended December 31,
	2012	2011	2010
	U.S. Dollars
Printed Circuit Boards and
IC substrates	16,479	30,708	26,378
Microelectronics	50,450	57,696	43,857
Service fees	17,618	18,624	17,545

Total Revenues	84,547	107,028	87,780

B.	Selling, general and administrative expenses

	Year Ended December 31,
	2012	2011	2010
	U.S. Dollars
Selling (a1)	13,827	15,614	12,370
General and administrative	7,311	8,727	8,292

	21,138	24,341	20,662

(a1) Including shipping and handling costs	1,076	1,469	1,491

C.	Financial income (expenses), net

	Year Ended December 31,
	2012	2011	2010
	U.S. Dollars
Interest expense	(163)	(100)	(112)
Interest income	38	32	14
Re-evaluation of contingent consideration	1,037	(1,264)	(629)
Interest expense on liabilities to the OCS	(667)	(791)	(733)
Other, net	(12)	(777)	(18)

	233	(2,900)	(1,478)

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Composition of Income (Loss) Before Income Taxes and Income Tax Expense (Benefit)

	Year Ended December 31,
	2012	2011	2010
	U.S. Dollars
Income (loss) before income taxes:
Israel	(1,299)	677	(645)
Non-Israeli	1,512	5,445	4,018

	213	6,122	3,373

Income tax expense (benefit):
Current:
Israel	44	45	35
Non-Israeli	398	735	562

	442	780	597
Deferred:
Israel	-	-	-
Non-Israeli	(232)	(36)	(40)
	(232)	(36)	(40)

	210	744	557

Reconciliation of The Theoretical Income Tax Expense (Benefit)

	Year Ended December 31,
	2012	2011	2010
	U.S. Dollars
Income before income taxes	213	6,122	3,373

Statutory tax rate	25%	24%	25%

Theoretical income tax expense	53	1,469	843

Increase (decrease) in income tax expense resulting from:

Tax expense (benefits) arising from "Approved and Beneficiating Enterprises" and preferential tax rate in China	492	3,347	(588)

Change in valuation allowance *	(983)	(5,423)	1,233

Non-deductible expenses	548	37	49

Differences between Israeli currency
and dollar-adjusted financial statements-net	160	686	(809)

Nondeductible stock-based compensation	102	102	44

Other **	(162)	526	(215)

Actual income tax expense	210	744	557

Per share effect of the tax benefits arising from
"Approved and Beneficiating Enterprises" and
preferential tax rate in China:

Basic	$0.02	$0.11	$(0.02)

Diluted	$0.02	$0.11	$(0.02)

*	Included within the change in valuation allowance are realized benefits of operating loss carryforwards of $635, $2,007, and $40 for the years ended December 31, 2012, 2011 and 2010, respectively.

**	Mainly due to foreign tax rate differential.

Schedule of Deferred Tax Assets and Liabilities

	December 31
	2012	2011
	U.S. Dollars
Deferred tax assets:
Allowance for doubtful accounts	82	136
Accrued warranty	26	90
Unearned revenue	182	150
Severance pay	22	21
Accrued expenses	370	471
Net operating losses (NOL) carryforwards	4,258	4,695

Other temporary differences*	1,005	1,159

Total gross deferred tax assets	5,945	6,722
Valuation allowance	(5,141)	(6,124)

Deferred tax asset, net of valuation allowance	804	598

Deferred tax liability:
Long- lived assets	(330)	(356)

Net deferred tax assets	474	242

* Other temporary differences mainly relate to research and development expenses

Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Balances and Transactions with Related Parties [Abstract]
Schedule of Related Party Balances and Transactions
A.	Balances with related parties:

	December 31,	December 31,
	2012	2011
	U.S. Dollars
Accounts receivable	-	407
Due from affiliates	391	388

B.	Transactions with related parties:

	Year Ended December 31,
	2012	2011	2010
	U.S. Dollars
Purchases from Parent and affiliates	-	1,555	1,955
Interest income from Parent	15	31	-	*
Sales to Parent and affiliates	142	2,397	83

*  Less than $1 thousand

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Schedule of Recurring Fair Value Measurements
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
Description	2012	(Level 1)	(Level 2)	(Level 3)
	U.S. Dollars

Assets
Foreign currency derivative contracts	74	-	74	-
Total Assets	74	-	74	-

Liabilities
Contingent consideration	5,303	-	-	5,303

Total Liabilities	5,303	-	-	5,303

		Quoted Prices in		Significant
		Active Markets	Significant Other	Unobservable
	December 31,	for Identical Assets	Observable Inputs	Inputs
Description	2011	(Level 1)	(Level 2)	(Level 3)
	U.S. Dollars

Liabilities
Foreign currency derivative contracts	534	-	534	-
Contingent consideration	6,887	-	-	6,887

Total Liabilities	7,421	-	534	6,887

Roll-Forward of The Fair Value of Level 3 Liabilities
Level 3 U.S. Dollars
Contingent consideration
December 31, 2011	6,887
Settlement of liabilities	(547)
Revaluation of fair value included in statement of operations	(1,037)

December 31, 2012	5,303

Level 3 U.S. Dollars
Contingent consideration
December 31, 2010	6,246
Settlement of liabilities	(623)
Revaluation of fair value included in statement of operations	1,264

December 31, 2011	6,887

General (Details)	Dec. 31, 2012
Camtek [Member]
Ownership percentage	59.64%
Sela Acquisition [Member]
Ownership percentage	100.00%

Significant Accounting Policies (Annual Rates of Depreciation) (Details)	12 Months Ended
Dec. 31, 2012
Building [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	2.00%
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	33.00%
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	10.00%
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	20.00%
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	6.00%
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	15.00%

Cash and Cash Equivalents (Cash and Cash Equivalents) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Cash	$ 18,867	$ 22,185
Cash In Hand and In Banking Institutions [Member]
Cash and Cash Equivalents [Line Items]
Cash	13,790	9,339
Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash	4,987	12,529
Deposits [Member] | Maximum [Member]
Cash and Cash Equivalents [Line Items]
Interest rate	1.75%
Deposits [Member] | Minimum [Member]
Cash and Cash Equivalents [Line Items]
Interest rate	0.25%
Restricted [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 90	$ 317

Cash and Cash Equivalents (Currencies) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents (Note 3)	$ 18,867	$ 22,185	$ 9,577	$ 15,802
U.S. dollars [Member]
Cash and cash equivalents (Note 3)	13,933	17,449
New Israeli Shekels [Member]
Cash and cash equivalents (Note 3)	1,742	2,077
Euro [Member]
Cash and cash equivalents (Note 3)	1,476	669
Chinese RMB [Member]
Cash and cash equivalents (Note 3)	1,149	1,243
Other Currencies [Member]
Cash and cash equivalents (Note 3)	$ 567	$ 747

Inventories (Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Components	$ 12,313	$ 13,323
Systems partially completed	6,658	6,654
Completed systems, including systems at customer locations not yet sold	6,454	6,332
Total inventories	25,425	26,309
Current assets	18,335	24,355
Long term assets	$ 7,090	$ 1,954

Inventories (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Long Term Inventory [Line Items]
Customer support, term			7 years	10 years
Inventory in excess of requirements (comprised of spare parts), amount	$ 7,090	$ 1,954
Obsolescence provision	$ 1,420

Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Current Assets [Abstract]
Due from government institutions	$ 501	$ 1,537
Income tax receivable	97	132
Due from employees	48	73
Prepaid expenses	427	472
Advances to suppliers	340	31
Deposits for operating leases	151	339
Other	646	773
Other current assets	$ 2,210	$ 3,357

Fixed Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 28,830	$ 26,580
Less accumulated depreciation	(13,008)	(12,003)
Fixed assets, net	15,822	14,577
Depreciation expenses	1,640	1,911	1,862
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	863	863
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10,230	10,224
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,721	8,930
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,680	5,267
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	99	151
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,237	$ 1,145

Long Term Deposit (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
Oct. 31, 2012
Long Term Deposit [Abstract]
Appeal bond, amount	$ 729

Other Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets [Abstract]
Deposits for operating leases	$ 304	$ 304

Goodwill and Intangible Assets, Net (Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 SELA [Member]	Dec. 31, 2012 Printar [Member]
Goodwill [Line Items]
Gross goodwill	$ 3,653	$ 3,653
Accumulated impairment losses	(2,074)
Net Goodwill	1,579	3,653
Impairment loss on goodwill			$ 1,499	$ 575

Goodwill and Intangible Assets, Net (Intangible Assets, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets, net [Abstract]
Patent registration costs	$ 1,663	$ 1,441
IPR&D	1,002	1,002
Technology	2,854	2,854
Customer relationships	45	45
Intangible assets at cost	5,564	5,342
Accumulated amortization and impairment	2,593	1,151
Total intangible assets, net	$ 2,971	$ 4,191

Goodwill and Intangible Assets, Net (Estimated Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expense related to intangible assets	$ 485	$ 455	$ 400
Write-off of patents, net value	28	24	0
2013	415
2014	369
2015	331
2016	321
2017	312
Total amortization expense	1,748
Impairment of intangible assets	$ 957	$ 0	$ 0
Patent Registration Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful life	10 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful life	5 years
Technologies [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful life	12 years
Technologies [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful life	10 years

Short Term Loan (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2011 Mizrahi [Member]	Aug. 31, 2011 Mizrahi [Member]	Oct. 31, 2010 Leumi L'Israel [Member]	Sep. 30, 2010 Leumi L'Israel [Member]	Dec. 31, 2011 Leumi L'Israel [Member]	Dec. 31, 2010 Leumi L'Israel [Member]	Aug. 31, 2010 Leumi L'Israel [Member]	Dec. 31, 2012 Mizrahi and Leumi L'Israel [Member]	Dec. 31, 2012 Mizrahi and Leumi L'Israel [Member] Minimum [Member]	Dec. 31, 2012 Mizrahi and Leumi L'Israel [Member] Maximum [Member]
Short-term Debt [Line Items]
Loan interest rate, spread over Prime		4.00%	1.05%		3.80%		2.88%		3.00%	3.50%
Short-term bank loans, fixed interest rate				4.36%		4.55%
Short-term loan		$ 1,500	$ 677	$ 677	$ 1,500		$ 1,400	$ 4,160
Short-term Debt, Terms	The loans are for periods of nine months and twelve months, respectively and accrue interest at a rate of Libor + 3.70% and Libor + 3.8%, respectively.
The loans were each for a period of six months and accrued interest at a rate of 4.36% and prime + 1.05%, respectively. These loans were repaid in accordance with the original agreements. (Rate as of December 31, 2010 - 4.55%).

The loans were each for a period of six months and accrued interest at a rate of 4.36% and prime + 1.05%, respectively. These loans were repaid in accordance with the original agreements. (Rate as of December 31, 2010 - 4.55%).
					The loans are for periods of nine months and twelve months, respectively and accrue interest at a rate of Libor + 3.70% and Libor + 3.8%, respectively.

Other Current Liabilities (Other Current Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Current Liabilities [Abstract]
Accrued compensation and related benefits	$ 5,478	$ 6,235
Government Institutions	539	691
Income taxes payable	325	400
Current maturities of OCS liability	209	485
Current maturities of contingent consideration	335	2,475
Accrued warranty costs	1,150	1,637
Commisions	1,895	2,358
Advances from customers and deferred revenues	1,843	2,186
Accrued expenses	2,076	5,101
Total other current liabilities	$ 13,850	$ 21,568

Other Current Liabilities (Changes In Product Warranty Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Current Liabilities [Abstract]
Beginning of year	$ 1,637	$ 1,494	$ 595
New warranties	2,159	3,179	2,404
Reductions	(2,646)	(3,036)	(1,505)
Balance at end of year	$ 1,150	$ 1,637	$ 1,494

Long-Term Loans (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Aug. 31, 2011 Mizrahi [Member]	Aug. 31, 2010 Leumi L'Israel [Member]	Dec. 31, 2011 Leumi L'Israel [Member]	Oct. 31, 2010 Leumi L'Israel [Member]
Short-term Debt [Line Items]
Loan interest rate, spread over Prime		4.00%	2.88%	3.80%	1.05%
Long-term debt	$ 3,792	$ 2,000	$ 1,300	$ 1,200
Long-term debt, payment terms		The loan bears interest of Libor + 4.0% per annum. It is to be repaid in quarterly payments (principal and interest) over three years.	The loan bears interest of Libor + 2.875% per annum. It is to be repaid in quarterly payments (principal and interest) over three years.	The loan bears interest of Libor + 3.8% per annum. It is to be repaid in quarterly payments over two years.

Long-Term loans (Long-Term Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term Debt, Total	$ 3,792
Long-Term Loans [Member]
Debt Instrument [Line Items]
2013	1,592
2014	500
Long-term Debt, Total	$ 2,092

Liability for Employee Severance Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Liability for Employee Severance Benefits [Abstract]
Severance Costs	$ 710	$ 652
Severance pay expenses	$ 1,104	$ 1,073	$ 895

Other Long-Term Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Other Long Term Liabilities [Line Items]
Liability for contingent consideration in respect of business combinations	$ 4,968	[1]	$ 4,412	[1]
Total other long-term liabilities	10,249		9,039
OCS [Member]
Other Long Term Liabilities [Line Items]
Effective interest rate used in the capitalization of the liabilities to the OCS	20.00%		20.00%
Liability for contingent consideration in respect of business combinations	5,281	[2]	4,627	[2]
New grants received	598
Sela Acquisition [Member] | OCS [Member]
Other Long Term Liabilities [Line Items]
Effective interest rate used in the capitalization of the liabilities to the OCS	20.00%		20.00%
Printar [Member] | OCS [Member]
Other Long Term Liabilities [Line Items]
Effective interest rate used in the capitalization of the liabilities to the OCS	16.00%		20.00%
Printar And Sela Acquisition [Member] | OCS [Member]
Other Long Term Liabilities [Line Items]
Liability for contingent consideration in respect of business combinations	$ 4,683

[1]	In accordance with ASC Topic 820 (Statement 157), the Company's liabilities for contingent consideration in respect of the acquisitions of Printar and SELA (see Note 23) are measured at fair value using Level 3 inputs.
[2]	Of the total long-term liability to OCS, $4,683 is in respect of the acquisitions of Printar and SELA. As of December 31, 2012 and 2011, only the accretion of time value had affected the remaining liabilities to the OCS resulting from the acquisitions, net of royalty repayments made to the OCS. The effective interest rate used in the capitalization of the liabilities to the OCS in respect of the acquisitions of Printar and SELA as of December 31, 2012 were 16% and 20%, respectively. (As of December 31, 2011, 20% for both Printar and SELA).

Commitments and Contingencies (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended			12 Months Ended					12 Months Ended								1 Months Ended	0 Months Ended				1 Months Ended		0 Months Ended		12 Months Ended		12 Months Ended
	Mar. 26, 2012	Oct. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Leumi L'Israel [Member]	Dec. 31, 2011 Leumi L'Israel [Member]	Oct. 31, 2010 Leumi L'Israel [Member]	Sep. 30, 2010 Leumi L'Israel [Member]	Aug. 31, 2010 Leumi L'Israel [Member]	Dec. 31, 2012 Mizrahi [Member]	Dec. 31, 2011 Mizrahi [Member]	Aug. 31, 2011 Mizrahi [Member]	Dec. 31, 2011 Printar And Sela Acquisition [Member]	Dec. 31, 2011 Printar [Member]	Dec. 31, 2010 Printar [Member]	Dec. 31, 2011 Sela Acquisition [Member]	Dec. 31, 2010 Sela Acquisition [Member]	Jul. 31, 2005 Orbotech Ltd [Member]	Mar. 26, 2012 Rudolph [Member]	Jan. 07, 2011 Rudolph [Member]	Aug. 28, 2009 Rudolph [Member]	Mar. 06, 2009 Rudolph [Member]	Aug. 31, 2011 Rudolph [Member]	Dec. 31, 2012 Rudolph [Member]	Mar. 09, 2011 Rudolph [Member] Unspecified Attorney Fees [Member]	Nov. 01, 2010 Fish And Richardson PC [Member] Unspecified Attorney Fees [Member]	Dec. 31, 2011 OCS [Member]	Dec. 31, 2010 OCS [Member]	Dec. 31, 2012 OCS [Member] Printar And Sela Acquisition [Member]	Dec. 31, 2012 OCS [Member] Printar [Member]	Dec. 31, 2011 OCS [Member] Printar [Member]	Dec. 31, 2010 OCS [Member] Printar [Member]	Dec. 31, 2009 OCS [Member] Printar [Member]	Dec. 31, 2012 OCS [Member] Sela Acquisition [Member]	Dec. 31, 2011 OCS [Member] Sela Acquisition [Member]	Dec. 31, 2010 OCS [Member] Sela Acquisition [Member]
Commitments And Contingencies [Line Items]
Amount of claim filed against the company																		$ 4,100,000							$ 1,200,000	$ 2,250,000
Litigation awarded value	1,291,892																		1,292,000				8,023,000
Damages paid, value																				646,000		6,800,000
Attorney fees																			71,000
Prejudgment interest paid, amount																					1,200,000
Possible range of loss, minimum																			0					0
Possible range of loss, maximum																			8,200,000					650,000
Long-term debt			3,792,000			1,200,000			1,300,000			2,000,000
Short-term loan						1,500,000	677,000	677,000	1,400,000			1,500,000
Long-term deposit (Note 7)			729,000			5,200,000
Factoring facilities									1,300,000
Bank guarantee									8,925,000
Bank covenant agreement, required adjusted shareholders equity, minimum amount						40,000,000					40,000,000
Bank covenant agreement, maximum percent of debt to open receivables ratio					70.00%
Bank covenant agreement, ratio of customers balances and cash balances, minimum percent required										150.00%
Bank covenant agreement, ratio of company's credit facilities, maximum percent										20.00%
Bank covenant agreement, minimum percent of total balance sheet					50.00%					40.00%
Bank covenant agreement, required annual sales, minimum amount						60,000,000
Bank covenant agreement, required cash, minimum amount						11,500,000
Percent of sales derived from research and development, committed amount payable																											3.50%		3.50%
Threshold for cash transferred						1,000,000
Liability			9,901,000	9,039,000									4,029,000															598,000	4,917,000
Grants received including interest accrued														5,450,000	5,400,000	2,750,000	3,000,000													5,660,000	5,450,000	598,000	598,000	2,590,000	2,750,000
Liabilities recorded at fair value			5,303,000	7,421,000																											2,643,000	2,274,000			1,871,000	1,856,000
Royalty rate to be paid																											690,000
Outstanding purchase commitments for inventory components			0	13,256,000
Appeal bond, amount		$ 729,000

Commitments and Contingencies (Minimum Future Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Abstract]
2013	$ 1,905
2014	922
2015	327
Thereafter	2
Total	3,156
Aggregate office rent expenses	$ 979	$ 968	$ 1,043

Commitments and Contingencies (Allowance For Doubtful Debts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Abstract]
Balance at beginning of period	$ 2,227	$ 3,854	$ 4,026
Provision	307	357	324
Reversal of provision	(140)	(359)
Write-off of provision	(1,071)	(1,625)	(496)
Balance at end of period	$ 1,323	$ 2,227	$ 3,854

Concentration of Risk and Financial Instruments (Options) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Gain from derivatives not designated as hedging instruments	$ 608
Loss from derivatives not designated as hedging instruments		(819)
Foreign Exchange Buy Put Option [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	3,100
Derivative, Fair Value, Net	81
Foreign Exchange Sell Call Options [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	3,100
Derivative, Fair Value, Net	$ (7)

Shareholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 17, 2001 Treasury stock [Member]	Sep. 30, 2002 Treasury stock [Member]	Sep. 30, 2001 Treasury stock [Member]	Dec. 31, 2008 Treasury stock [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Restricted Stock Units (RSUs) [Member]	Aug. 31, 2007 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Stock Compensation Plan [Member]	Dec. 31, 2011 Stock Compensation Plan [Member]	Dec. 31, 2010 Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchase Program, Authorized Amount				$ 3,000			$ 2,000
Treasury Stock, Shares, Retired					761,619	250,000	1,080,757
Treasury Stock, Retired, Cost Method, Amount					401	592	905
Shares available for grant	665,825	1,598,800						665,825	638,130		1,500,000
Vesting period for plan		4 years
Stock option terms, years		10 years
Additional options available for grant		68,927
Number of shares, Granted	134,010	846,804
Aggregate intrinsic Value, Outstanding, Vested and expected to vest
Unrecognized share-based compensation expense		789						17	89
Share based compensation expense	$ 401	$ 417	$ 155					$ 72	$ 120	$ 129		$ 329	$ 297	$ 26
Unrecognized compensation cost, recognition period		3 years 1 month 21 days							4 years

Shareholders' Equity (Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shareholders' Equity [Abstract]
Dividend yield	0.00%	0.00%
Volatility, minimum	63.00%	63.00%
Volatility, maximum		65.00%
Risk-free interest rate, minimum	0.84%	1.60%
Risk-free interest rate, maximum	0.92%	2.80%
Expected life in years	6 years 4 months 24 days	6 years
Expected life in years, minimum	6 years 2 months 12 days
Vesting period (years), minimum	2 years	2 years
Vesting period (years), maximum	4 years	4 years

Shareholders' Equity (Share Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shareholders' Equity [Abstract]
Number of shares, Outstanding, beginning balance	1,234,199	489,701	537,301
Number of shares, Granted	134,010	846,804
Number of shares, Forfeited	(173,124)	(53,400)	(47,600)
Number of shares, Exercised		(48,906)
Number of shares, Outstanding, ending balance	1,195,085	1,234,199	489,701
Number of shares, Vested and Exercisable	395,395	412,395	480,701
Number of shares, Vested and expected to vest	1,099,478	1,184,891
Weighted average exercise price, Outstanding, beginning balance	$ 3.31	$ 3.21	$ 3.15
Weighted average exercise price, Granted	$ 1.6	$ 3.35
Weighted average exercise price, Forfeited	$ 3.11	$ 3.35	$ 2.99
Weighted average exercise price, Exercised		$ 2.98
Weighted average exercise price, Outstanding, ending balance	$ 3.15	$ 3.31	$ 3.21
Weighted average exercise price, Vested and Exercisable	$ 3.29	$ 3.26	$ 3.19
Weighted average exercise price, Vested and expected to vest	$ 3.15	$ 3.31
Weighted average Remaining Contractual term (years), Outstanding	6 years 3 months
Weighted average Remaining Contractual term (years), Vested and expected to vest	6 years 3 months
Weighted average Remaining Contractual term (years), Exercisable	1 year 8 months 16 days
Aggregate intrinsic Value, Outstanding	$ 80
Aggregate intrinsic Value, Outstanding, Vested and expected to vest
Aggregate intrinsic Value, Exercisable

Shareholders' Equity (Information About Share Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	195,085	1,234,199
Weighted average remaining contractual life in years	6 years 3 months	7 years 15 days
Weighted average exercise price	$ 3.15	$ 3.31
Number exercisable	395,395	412,395
Weighted average exercise price, exercisable	$ 3.29	$ 3.26
2.98-3.29 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 2.98
Exercise Prices, maximum	$ 3.29
Number Outstanding	276,395
Weighted average remaining contractual life in years	11 months 23 days
Weighted average exercise price	$ 2.98
Number exercisable	276,395
Weighted average exercise price, exercisable	$ 2.98
3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, maximum	$ 3
Number Outstanding	54,000
Weighted average remaining contractual life in years	2 years 8 months 27 days
Weighted average exercise price	$ 3
Number exercisable	54,000
Weighted average exercise price, exercisable	$ 3
5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, maximum	$ 5
Number Outstanding	10,000
Weighted average remaining contractual life in years	3 years 4 months 13 days
Weighted average exercise price	$ 5
Number exercisable	10,000
Weighted average exercise price, exercisable	$ 5
6.15 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, maximum	$ 6.15
Number Outstanding	10,000
Weighted average remaining contractual life in years	3 years 6 months 29 days
Weighted average exercise price	$ 6.15
Number exercisable	10,000
Weighted average exercise price, exercisable	$ 6.15
4.5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, maximum	$ 4.5
Number Outstanding	30,000
Weighted average remaining contractual life in years	4 years 22 days
Weighted average exercise price	$ 4.5
Number exercisable	30,000
Weighted average exercise price, exercisable	$ 4.5
3.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, maximum	$ 3.95
Number Outstanding	15,000
Weighted average remaining contractual life in years	4 years 2 months 23 days
Weighted average exercise price	$ 3.95
Number exercisable	15,000
Weighted average exercise price, exercisable	$ 3.95
3.76 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, maximum	$ 3.76
Number Outstanding	540,500
Weighted average remaining contractual life in years	8 years 29 days
Weighted average exercise price	$ 3.76
Number exercisable
Weighted average exercise price, exercisable	$ 3.76
2.86 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, maximum	$ 2.86
Number Outstanding	40,000
Weighted average remaining contractual life in years	8 years 6 months
Weighted average exercise price	$ 2.86
Number exercisable
Weighted average exercise price, exercisable	$ 2.86
2.01 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, maximum	$ 2.01
Number Outstanding	55,000
Weighted average remaining contractual life in years	8 years 9 months
Weighted average exercise price	$ 2.01
Number exercisable
Weighted average exercise price, exercisable	$ 2.01
0.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, maximum	$ 0
Number Outstanding	30,180
Weighted average remaining contractual life in years	8 years 11 months 27 days
Weighted average exercise price	$ 0
Number exercisable
Weighted average exercise price, exercisable	$ 0
1.82 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, maximum	$ 1.82
Number Outstanding	30,000
Weighted average remaining contractual life in years	9 years 11 months 1 day
Weighted average exercise price	$ 1.82
Number exercisable
Weighted average exercise price, exercisable	$ 1.82
1.81 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, maximum	$ 1.81
Number Outstanding	34,010
Weighted average remaining contractual life in years	9 years 11 months 1 day
Weighted average exercise price	$ 1.81
Number exercisable
Weighted average exercise price, exercisable	$ 1.81
1.4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, maximum	$ 1.4
Number Outstanding	70,000
Weighted average remaining contractual life in years	9 years 11 months 1 day
Weighted average exercise price	$ 1.4
Number exercisable
Weighted average exercise price, exercisable	$ 1.4

Shareholders' Equity (Information About Nonvested Options) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Options, beginning balance	821,804
Options, Granted	134,010
Options, Vested
Options, Forfeited	(156,124)
Options, ending balance	799,690
Weighted average fair value, beginning balance	$ 2.03
Weighted average grant- date fair value, Granted	$ 0.81
Weighted average grant- date fair value, Vested	$ 0
Weighted average grant- date fair value, Forfeited	$ 2.19
Weighted average fair value, ending balance	$ 1.8

Shareholders' Equity (Restricted Share Unit Plan) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards available for grant, beginning balance	1,598,800
Awards available for grant, ending balance	665,825
Weighted average fair value, beginning balance	$ 2.03
Weighted average fair value, Awards granted	$ 0.81
Weighted average fair value, Forfeited	$ 2.19
Weighted average fair value, ending balance	$ 1.8
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards available for grant, beginning balance	638,130		1,500,000
Awards available for grant, awards granted
Awards available for grant, exercised
Awards available for grant, forfeited	27,695
Awards available for grant, ending balance	665,825	638,130	1,500,000
Number of awards outstanding, beginning balance	359,910
Number of awards outstanding, Awards granted
Number of awards outstanding, Exercised	(178,969)	(391,075)
Number of awards outstanding, Forfeited	(27,695)	54,901
Number of awards outstanding, ending balance	153,246	359,910
Weighted average fair value, beginning balance	$ 0.42
Weighted average fair value, Awards granted
Weighted average fair value, Exercised	$ 0.45
Weighted average fair value, Forfeited	$ 0.38
Weighted average fair value, ending balance	$ 0.39	$ 0.42

Earnings Per Ordinary Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Ordinary Share [Abstract]
Net income attributable to Ordinary Shares	$ 3	$ 5,378	$ 2,816
Weighted average number of Ordinary Shares outstanding used in basic earnings per Ordinary Share calculation	29,849	29,557	29,259
Add assumed exercise of outstanding dilutive potential Ordinary Shares	164	452	1,101
Weighted average number of Ordinary Shares outstanding used in diluted earnings per Ordinary Share calculation	30,013	30,009	30,360
Basic income per Ordinary Share	$ 0	$ 0.18	$ 0.1
Diluted income per Ordinary Share	$ 0	$ 0.18	$ 0.09

Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 84,547	$ 107,028	$ 87,780
China and Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	25,008	34,113	33,614
Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	17,004	23,233	16,621
Asia-Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	10,739	7,487	11,089
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,482	11,699	10,075
Taiwan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,292	16,458	7,862
Western Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,998	6,956	4,033
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,370	4,618	3,270
Rest of the world [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,654	$ 2,464	$ 1,216

Selected Income Statement Data (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Income Statement Data [Line Items]
Revenues	$ 84,547	$ 107,028	$ 87,780
Selling	13,827	15,614	12,370
General and administrative	7,311	8,727	8,292
Total selling, general and administrative expenses	21,138	24,341	20,662
Shipping and handling costs	1,076	1,469	1,491
Interest expense	(163)	(100)	(112)
Interest income	38	32	14
Re-evaluation of contingent consideration	1,037	(1,264)	(629)
Interest expense on liabilities to the OCS	(667)	(791)	(733)
Other, net	(12)	(777)	(18)
Financial income (expenses), net	233	(2,900)	(1,478)
Foreign currency income (expense), transactions not denominated in U.S. Dollars	84	(308)	(3)
Printed Circuit Boards and IC substrates [Member]
Selected Income Statement Data [Line Items]
Revenues	16,479	30,708	26,378
Microelectronics [Member]
Selected Income Statement Data [Line Items]
Revenues	50,450	57,696	43,857
Service fees [Member]
Selected Income Statement Data [Line Items]
Revenues	$ 17,618	$ 18,624	$ 17,545

Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net change in total valuation allowance	$ (983)	$ (5,423)	$ 1,233
Major foreign subsidiaries NOL	4,742
The Company and its subsidiaries in Israel NOL carryforwards, aggregate amount	46,406
Deferred income taxes undistributed earnings	12,871
Deferred tax assets relating to net operating losses and other carryforwards, not subject to expiration	1,387
Deferred tax assets relating to net operating losses and other carryforwards, subject to expiration	3,355
Effective income tax rate		25.00%
Approved Enterprise[Member]
Income Tax Reconciliation, Tax Exempt Income	20,800
Contingent income tax liabilities, Dividend distribution	5,200
Beneficiating Enterprise [Member]
Income Tax Reconciliation, Tax Exempt Income	6,992
Contingent income tax liabilities, Dividend distribution	$ 1,748

Income Taxes (Composition of Income (Loss) Before Income Taxes and Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income (loss) before income taxes: Israel	$ (1,299)	$ 677	$ (645)
Income (loss) before income taxes: Non-Israeli	1,512	5,445	4,018
Income before income taxes	213	6,122	3,373
Income tax expense (benefit), Current: Israel	44	45	35
Income tax expense (benefit), Current: Non-Israeli	398	735	562
Current Income Tax Expense (Benefit), Total	442	780	597
Deferred: Israel
Deferred: Non-Israeli	(232)	(36)	(40)
Deferred Income Tax Expense, Total	(232)	(36)	(40)
Income Tax Expense (Benefit), Total	$ 210	$ 744	$ 557

Income Taxes (Income Taxes Included in The Statement of Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Taxes [Abstract]
Income before income taxes	$ 213		$ 6,122		$ 3,373
Statutory tax rate	25.00%		24.00%		25.00%
Theoretical income tax expense	53		1,469		843
Tax expense (benefits) arising from ''Approved and Beneficiating Enterprises'' and preferential tax rate in China	492		3,347		(588)
Change in valuation allowance	(983)	[1]	(5,423)	[1]	1,233	[1]
Non-deductible expenses	548		37		49
Differences between Israeli currency and dollar-adjusted financial statements-net	160		686		(809)
Nondeductible stock-based compensation	102		102		44
Other	(162)	[2]	526	[2]	(215)	[2]
Actual income tax expense	210		744		557
Per share effect of the tax benefits arising from ''Approved and Beneficiating Enterprises'' and preferential tax rate in China: Basic	$ 0.02		$ 0.11		$ (0.02)
Per share effect of the tax benefits arising from ''Approved and Beneficiating Enterprises'' and preferential tax rate in China: Diluted	$ 0.02		$ 0.11		$ (0.02)
Net operating loss carry forwards	$ 635		$ 2,007		$ 40

[1]	Included within the change in valuation allowance are realized benefits of operating loss carryforwards of $635, $2,007, and $40 for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	Mainly due to foreign tax rate differential.

Income Taxes (Income Taxes Included in The Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Deferred tax assets:
Allowance for doubtful accounts	$ 82		$ 136
Accrued warranty	26		90
Unearned revenue	182		150
Severance pay	22		21
Accrued expenses	370		471
Net operating losses (NOL) carryforwards	4,258		4,695
Other temporary differences	1,005	[1]	1,159	[1]
Total gross deferred tax assets	5,945		6,722
Valuation allowance	(5,141)		(6,124)
Deferred tax asset, net of valuation allowance	804		598
Deferred tax liability:
Long- lived assets	(330)		(356)
Net deferred tax assets	$ 474		$ 242

[1]	Other temporary differences mainly relate to research and development expenses

Balances and Transactions with Related Parties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Accounts receivable		$ 407
Due from affiliates	391	388
Purchases from Parent and affiliates		1,555	1,955
Interest income from Parent	15	31		[1]
Sales to Parent and affiliates	$ 142	$ 2,397	$ 83
Interest rate on unpaid balances between Parent and its subsidiaries	5.50%	5.50%	5.50%

[1]	Less than $1 thousand

Fair Value Measurements (Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts		$ 534
Contingent Consideration	5,303	6,887
Total Liabilities, Fair Value	5,303	7,421
Forward currency derivative contracts	74
Total Assets, Fair Value	74
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts
Contingent Consideration
Total Liabilities, Fair Value
Forward currency derivative contracts
Total Assets, Fair Value
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts		534
Contingent Consideration
Total Liabilities, Fair Value		534
Forward currency derivative contracts	74
Total Assets, Fair Value	74
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts
Contingent Consideration	5,303	6,887
Total Liabilities, Fair Value	5,303	6,887
Forward currency derivative contracts
Total Assets, Fair Value

Fair Value Measurements (Roll-Forward of The Fair Value of Level 3 Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Liabilities, Beginning Balance	$ 6,887	$ 6,246
Settlement of liabilities	(547)	(623)
Revaluation of fair value included in statement of operations	(1,037)	1,264
Level 3 Liabilities, Ending Balance	5,303	6,887
Printar [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Weighted average cost of capital, percent	28.00%	20.40%
Contingent consideration	2,000
Total purchase consideration	$ 2,500
Sela Acquisition [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Weighted average cost of capital, percent	21.00%	18.50%